As filed with the SEC on April 26, 2002

Registration No. 33-42376

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

Pre-Effective Amendment No. [ ]

Post-Effective Amendment No. 13 [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940 [ ]

Amendment No. 14 [ X ]

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Exact name of registrant)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(name of depositor)

One World Financial Center

New York, New York 10281

(Address of depositor's principal executive offices)

Depositor's telephone number: 1-800-544-8888

____________________________________________

RODNEY R. ROHDA

Chairman

Empire Fidelity Investments Life Insurance Company

One World Financial Center

New York, New York 10281

(Name and address of agent for service)

_________________________________________

Copy to:

MICHAEL BERENSON

MORGAN LEWIS & BOCKIUS LLP

1800 M Street, N.W.

Washington, D.C. 20036

_________________________________________

Individual Variable Annuity Contracts: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities. Registrant's Rule 24f-2 Notice for the fiscal year ending December 31, 2001 was filed [March 30, 2001].

It is proposed that this filing will become effective (check appropriate space):

immediately upon filing pursuant to paragraph (b) of rule 485

X on April 30, 2002, pursuant to paragraph (b) (1) (v) of rule 485

60 days after filing pursuant to paragraph (a) (1) of rule 485 on , pursuant to paragraph (a) (1) of rule 485

75 days after filing pursuant to paragraph (a) (2) of rule 485 on , pursuant to paragraph (a) (2) of rule 485

Page _ of _

Exhibit Index Appears on Page __

CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

Part A

Item N-4 Item		Heading in Prospectus.
Item 1.	Cover Page	Cover Page

Item 2.	Definitions	Glossary
Item 3.	Synopsis or Highlights	Summary of the Contract
Item 4.	Condensed Financial Information	Not Applicable
Item 5.	General Description of Registrant, Depositor, and The Portfolio Companies	Facts About Empire Fidelity Investments Life, The Variable Account, and the Funds

	(a) Depositor	Empire Fidelity Investments Life
	(b) Registrant	The Variable Account; The Guaranteed Account
	(c) Portfolio Company	The Funds
	(d) The Funds	The Funds
	(e) Voting	Voting Rights
	(f) Administrator	Charges

Item 6.	Deductions and Expenses	Charges

	a) Deductions	Charges; Premium Taxes
	b) Sales Load	Withdrawal charge
	c) Special purchase plans	Dollar Cost Averaging
	d) Commissions	Selling the Contracts
	e) Portfolio company deductions and expenses	Charges
	f) Registrant's expenses	Charges
	g) Organizational expenses	Not applicable
Item 7.	General Description of Variable Annuity Contracts
	a) Rights	Summary of the Contract; Investments Allocation of Your Purchase Payments; Withdrawals; Death Benefit; Selection of Annuity Income Options; Reports to Owners; Voting Rights; Other Contract Provisions
	b) Provisions and limitations	Investment Allocation of Your Purchase Payments
	c) Changes in contracts or operations	Changes in Investment Options
	d) Contract owner inquiries	Cover Page
Item 8.	Annuity Period
	a) Level of benefits	Fixed, Variable or Combination Annuity Income Options; Types of Annuity Income Options
	b) Annuity commencement date	Annuity Date
	c) Annuity payments	Types of Annuity Income Options
	d) Assumed investment return	Fixed, Variable or Combination Annuity Income Options
	e) Minimums	Types of Annuity Income Options
	f) Rights to change options or transfer contract value	Investment Allocation of Your Purchase Payments

Item 9.	Death Benefit
	a) Death benefit Calculation	Death Benefit
	b) Forms of benefits	Death Benefit; Types of Annuity Options
Item 10.	Purchases and Contract Values
	a) Procedures for purchases	Purchase of a Contract
	b) Accumulation unit value	Accumulation Units
	c) Calculation of accumulation unit value	Accumulation Units
	d) Principal underwriter	Selling the Contracts

Item 11.	Redemptions
	a) Redemptions procedures	Withdrawals
	b) Texas Optional Retirement Program	Not Applicable
	c) Delay	Postponement of Payment
	d) Lapse	Not Applicable
	e) Revocation rights	Free Look Privilege
Item 12.	Taxes
	a) Tax Consequences	Tax Considerations; Contract Values and Proceeds; Distributions on Death of Owner
	b) Qualified plans	Purchase of a Contract; Tax Considerations
	c) Impact of taxes	Tax Considerations

Item 13.	Legal Proceedings	Litigation

Item 14.	Table of Contents for Statement of Additional Information	Table of Contents for Statement of Additional Information

Part B

Item N-4 Item		Heading in Statement of Additional
Information.
Item 15.	Cover Page	Cover Page
Item 16.	Table of Contents	Table of Contents
Item 17.	General Information and History
	a) Name Change	Not Applicable
	b) Attributions of Assets	Not Applicable
	c) Control of Depositor	Empire Fidelity Investments Life (Prospectus)

Item 18.	Services
	a) Fees, expenses and costs	Service Agreements; Charges(Prospectus)
	b) Management - related services	Service Agreements
	c) Custodian and independent public accountant	Independent Accountants
	d) Other custodianship	Safekeeping of Account Assets
	e) Administrative servicing agent	Service Agreements; Empire Fidelity Investments Life (Prospectus); The Variable Account (Prospectus)
	f) Depositor as principal Underwriter	Not Applicable
Item 19.	Purchase of Securities Being Offered
	a) Manner of Offering	Distribution of the Contracts; Selling the Contracts; (Prospectus)
	b) Sales Load	Withdrawal Charge (Prospectus)
Item 20.	Underwriters

	a) Depositor or affiliate as principal underwriter	Selling the Contracts (Prospectus)
	b) Continuous Offering	Distributions of Contracts
	c) Underwriting commissions	Not Applicable
	d) Payments to underwriter	Not Applicable
Item 21.	Not applicable	Not applicable
Item 22.	Annuity Payments	Fixed Annuity Income Payments; Variable Annuity Income Payments; Unavailability of Annuity Income Payments in Certain Circumstances
Item 23.	Financial Statements
	a) Registrant	Financial Statements
	b) Depositor	Financial Statements

Prospectus

Retirement Reserves

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company ("Empire Fidelity Investments Life," "we," "us," the "Company," or "EFILI"), the life insurance company that is part of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

You may purchase the Contract (1) on a non-qualified basis or (2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Internal Revenue Code of 1986, as amended. You may choose to receive amounts in a single payment or as a series of annuity payments, including payments guaranteed for your lifetime.

Investment Options

You may direct your money to one or more of thirty-five Subaccounts of Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). You may also direct part or all of your money to a fixed-rate investment option funded through our general account (the "Guaranteed Account").

The variable Subaccounts invest in the mutual fund portfolios of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV (the "Fidelity Funds"). Fidelity Management & Research Company ("FMR") manages each of the Fidelity Funds.

The variable Subaccounts also invest in the portfolios of other mutual funds managed by Morgan Stanley Asset Management ("Morgan Stanley"), Pilgrim Baxter & Associates, Ltd. ("PBHG"), Strong Capital Management, Inc. ("Strong"), and Credit Suisse Asset Management, LLC for the Credit Suisse Trust Portfolios ("Credit Suisse"), ("Other Funds").

All mutual fund portfolios available in this prospectus are collectively known as the "Funds."

We may add additional Subaccounts and portfolios in the future. We credit interest on amounts allocated to the Guaranteed Account at specified interest rates that vary from time to time.

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2002. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling Empire Fidelity Investments Life at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page <Click Here>.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by the current prospectuses for all the investment options available in the Contract.

The Contract is not available in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL EMPIRE FIDELITY INVESTMENTS LIFE

Nationally	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	1-800-544-2442

Date: April 30, 2002

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Prospectus Contents

Glossary	<Click Here>
Summary of the Contract	<Click Here>
Facts About Empire Fidelity Investments Life, the Variable Account, and the Funds
Empire Fidelity Investments Life	<Click Here>
The Variable Account	<Click Here>
The Funds	<Click Here>
Facts About the Contract
Purchase of a Contract	<Click Here>
Free Look Privilege	<Click Here>
Investment Allocation of Your Purchase Payments	<Click Here>
Trading Among Variable Subaccounts	<Click Here>
Accumulation Units	<Click Here>
Withdrawals	<Click Here>
Signature Guarantee	<Click Here>
Charges	<Click Here>
Certain Portfolios Impose A Short-Term Redemption Fee	<Click Here>
Death Benefit	<Click Here>
Required Distributions Upon Death	<Click Here>
Annuity Date	<Click Here>
Selection of Annuity Income Options	<Click Here>
Fixed, Variable, or Combination Annuity Income Options	<Click Here>
Types of Annuity Income Options	<Click Here>
Reports to Owners	<Click Here>
The Guaranteed Account	<Click Here>
More About the Contract
Tax Considerations	<Click Here>
Other Contract Provisions	<Click Here>
Selling the Contracts	<Click Here>
Automatic Deduction Plan	<Click Here>
Availability of Unisex	<Click Here>
Dollar Cost Averaging	<Click Here>
Automatic Rebalancing	<Click Here>
Postponement of Payment	<Click Here>
More About the Variable Account and the Funds
Changes in Investment Options	<Click Here>
Total Return for a Subaccount	<Click Here>
Voting Rights	<Click Here>
Resolving Material Conflicts	<Click Here>
Performance	<Click Here>
Litigation	<Click Here>
Appendix A: Accumulation Unit Values	<Click Here>
Table of Contents of the Statement of Additional Information	<Click Here>

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Glossary

Accumulation Unit - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

Annuitant - The person designated by the Contract Owner, upon whose life annuity income payments are based.

Annuitant's Beneficiary - The person who receives the proceeds in the event of the death of the last surviving Annuitant.

Annuity Contract or Contract - A Contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.

Annuity Date - The date when annuity income payments begin.

Annuity Unit - A unit of measure used after the Annuity Date to calculate the amount of variable annuity income payments.

Cash Surrender Value - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant's lifetime.

Code - The Internal Revenue Code of 1986, as amended.

Contingent Annuitant - The person who becomes the Annuitant upon the death or removal of the Annuitant prior to the Annuity Date.

Contract Anniversary - The same day and month as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. It will be stated in your Contract.

Contract Owner or You - The person or persons who may exercise the rights and privileges under the Contract.

Contract Value - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Guaranteed Account.

Contract Year - A year that starts on the Contract Date or on a Contract Anniversary.

Death Benefit - Amount payable to the Annuitant's Beneficiary upon the death of the last surviving Annuitant before the Annuity Date.

Guaranteed Account - A fixed-rate investment option funded through Empire Fidelity Investments Life's general account. Empire Fidelity Investments Life credits interest to the amount allocated to the Guaranteed Account at a rate declared periodically in advance. The Guaranteed Account may also be referred to as the "Fixed Account."

Investment Options - The Subaccounts.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Non-qualified Contract - A Contract other than a Qualified Contract.

Qualified Contract - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.

Owner's Beneficiary - The person who receives the proceeds in the event of the death of the Owner (if no joint Owner survives) prior to the Annuity Date.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in this prospectus.

Total Return - Used to measure the investment performance of a Subaccount from one Valuation Period to the next.

Trading Among Variable Subaccounts - Transfers of amounts among the variable investment options.

Valuation Period - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

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Summary of the Contract

Purpose

  This variable annuity Contract allows you, the Owner(s), to accumulate funds on a tax-deferred basis by investing in one or more variable Subaccounts.
  The Contract also permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. The Owner designates the Annuitant, the person upon whose life annuity payments are based. The Annuitant may be an Owner or someone else.
  There is no assurance that values invested in the Subaccounts will increase. As the Contract Owner(s), you bear the investment risk with respect to those values.
  The Contract also allows you to allocate funds to a fixed-rate investment option funded through our general account (the "Guaranteed Account"). The Guaranteed Account may also be referred to as the "Fixed Account." We guarantee that amounts allocated to the Guaranteed Account will earn interest at declared rates.
  We designed the Contract to provide income for retirement or to meet other long-term goals. You may purchase the Contract as follows:

(1) on a non-qualified basis; or

(2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Code in connection with the "rollover" of contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan or an IRA.

Non-qualified Contract

We require an initial minimum of $2,500 to purchase a Non-qualified Contract. Each addition must be at least $250 and the Annuitant must still be living. We may reduce these minimums for automatic deduction plans.

Qualified Contract

We require an initial minimum of $10,000 to purchase a Qualified Contract. You may make additions to a Qualified Contract as long as each addition is at least $2,500. Some Contracts may have lower minimums.

Investment Options

You may direct your net purchase payments to the Guaranteed Account and the Subaccounts of the Variable Account. A net purchase payment is a purchase payment less any premium tax assessed by the jurisdiction in which the Contract is delivered. Also, we reserve the right to deduct a charge to recover a portion of our federal income tax expense that is determined solely from the amount of premiums received. See Investment Allocation of Your Purchase Payments on page <Click Here>.

There are currently thirty-five variable Subaccounts available as investment options.

  Five Subaccounts invest in shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products Fund. The Variable Insurance Products Fund currently offers Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio, and Overseas Portfolio.
  Five Subaccounts invest in shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products Fund II. The Variable Insurance Products Fund II currently offers Investment Grade Bond Portfolio, Asset Manager Portfolio, Index 500 Portfolio, Asset Manager: Growth Portfolio, and Contrafund Portfolio.
  Four Subaccounts invest in shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products Fund III. The Variable Insurance Products Fund III currently offers Growth & Income Portfolio, Balanced Portfolio, Growth Opportunities Portfolio and Mid Cap Portfolio.
  Seven Subaccounts invest in shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products Fund IV. The Variable Insurance Products Fund IV currently offers Consumer Industries Portfolio, Cyclical Industries Portfolio, Financial Services Portfolio, Health Care Portfolio, Natural Resources Portfolio, Technology Portfolio, and Telecommunications & Utilities Growth Portfolio.
  The remaining Subaccounts invest in shares of one of the mutual fund portfolios of Morgan Stanley, PBHG, Strong, or Credit Suisse.

Empire Fidelity Investments Life credits interest on amounts allocated to the Guaranteed Account at interest rates that vary from time to time.

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Withdrawals

You may withdraw all or part of your Contract's Cash Surrender Value before the Annuity Date and while the Annuitant is still living. The Cash Surrender Value of your Contract is the amount payable before the deduction of taxes if you surrender your Contract. The maximum partial withdrawal is one that would reduce your Contract Value to $2,500. Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations on page <Click Here>.

1Annuity Income Options

You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. See Types of Annuity Income Options on page <Click Here>. You may choose any of these annuity income options to be paid on (1) a fixed basis, (2) a variable basis, or (3) a combination of both. See Fixed, Variable, or Combination Annuity Income Options on page <Click Here>.

  If you elect a fixed income, your Contract's participation in the investment experience of the Variable Account will cease when the annuity income payments begin.
  If you elect a variable income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the payout period.
  If you elect a combination of fixed and variable income, a portion of your income payment will be fixed, and a portion will vary in accordance with the investment performance of the selected Subaccounts.

On the Annuity Date, the Annuitant becomes the Owner of the Contract.

Death Benefit

In the event that the last surviving Annuitant dies prior to the Annuity Date, we will pay a Death Benefit to the Annuitant's Beneficiary you select. See Death Benefit on page <Click Here>. In the event that an Owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to certain specified rules in order for the Contract to qualify as an annuity for tax purposes. See Required Distributions Upon Death on page <Click Here>.

Charges

We assess the following charges:

(1) Annual Maintenance Charge. This charge is currently set at $30 per year and is guaranteed not to exceed $50 per year. We deduct this charge from your Contract Value. We currently waive this annual charge if total purchase payments less any withdrawals equal at least $25,000. The criteria for waiving the charge does not use balances or values from other Contracts or accounts you may own with EFILI or Fidelity Investments.

(2) Daily Administrative Charge. We also make a daily charge (equivalent to an effective annual rate of 0.05%) against the assets of each variable Subaccount for administrative expenses.

(3) Mortality and Expense Risk Charge. We assess a daily asset charge (equivalent to an effective annual rate of 0.75%) for mortality and expense risks. These daily asset charges are not assessed against amounts allocated to the Guaranteed Account.

Additional Mortality Risk Charge. We offer the Owner the opportunity to elect a Death Benefit Rider at the time of purchase. If the Rider is elected by the Owner, we will deduct a mortality charge once each quarter. The amount of the charge for each quarter will be 0.05% of the Contract Value on the date of the quarterly charge. There will be no charges made once the Annuitant reaches their 85th birthday.

(4) Premium Taxes. Our current practice is generally to deduct any applicable premium taxes from your Contract Value on the Annuity Date or upon payment of proceeds. We reserve the right to deduct premium taxes when we incur such taxes. See Charges on page <Click Here>.

(5) Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses which are described in the accompanying prospectuses for the Funds.

Free Look Privilege

You may return your Contract for a refund within 30 calendar days after you receive the Contract. We will refund your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Guaranteed Account. See Free Look Privilege on page <Click Here>.

Important

This summary provides only an overview of the more significant aspects of the Contract. More detailed information is provided in the subsequent sections of this prospectus and in your Contract. The Contract constitutes the entire agreement between you and us and should be retained.

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Following are the various investment options available to you under the Contract.

RETIREMENT RESERVES
Guaranteed Account	Company	Variable Account
Guaranteed Interest	Fidelity	Asset ManagerSM Portfolio
Money Market Portfolio
Investment Grade Bond Portfolio
Equity-Income Portfolio
Growth Portfolio
High Income Portfolio
Overseas Portfolio
Index 500 Portfolio
		Asset Manager: Growth® Portfolio
		Contrafund® Portfolio
Growth Opportunities Portfolio
Balanced Portfolio
Growth & Income Portfolio
Mid Cap Portfolio
Consumer Industries Portfolio
Cyclical Industries Portfolio
Financial Services Portfolio
Health Care Portfolio
Natural Resources Portfolio
Technology Portfolio
Telecommunications & Utilities Growth Portfolio
	Morgan Stanley	Emerging Markets Debt Portfolio Emerging Markets Equity Portfolio
		Global Value Equity PortfolioA
International Magnum Portfolio
	PBHG	Select 20 Portfolio
Growth II Portfolio
Select Value Portfolio
Small Cap Value Portfolio
Technology & Communications Portfolio
	Strong	Mid Cap Growth Fund II Portfolio
Opportunity Fund II Portfolio
	Credit Suisse	International Focus PortfolioB
Global Post-Venture Capital Portfolio
		Small Cap Growth PortfolioC

A Formerly known as Global Equity Portfolio.

B Formerly known as Credit Suisse Warburg Pincus International Equity Portfolio.

C Formerly known as Credit Suisse Warburg Pincus Small Company Growth Portfolio.

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FEE TABLE

This information may assist you in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. It reflects expenses of the Separate Account as well as the Portfolios. The tables below do not reflect any deductions for premium taxes or federal income tax expenses that are determined solely from the amount of premiums received. We currently deduct any applicable premium taxes from your Contract Value on the Annuity Date or when proceeds are paid. We do not currently deduct any federal income tax expense. See Charges on page <Click Here> of the prospectus for additional information.

CONTRACT OWNER EXPENSES (as a percentage of purchase payments)
Sales Charge Imposed on Purchases	0.00%
Maximum Contingent Deferred Sales Charge	0.00%
Surrender Charge	0.00%
Exchange Fee	0.00%
Annual Maintenance ChargeA	$ 30.00
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charge	0.75%
Account Fees and Expenses:
Administrative Charge	0.05%
Total Separate Account Annual Expenses	0.80%

A The annual maintenance charge is a single $30 charge on a Contract. We deduct this charge proportionally from the investment options in use at the time of the charge. The annual maintenance charge is currently waived for Contracts with at least $25,000 of accumulated purchase payments less any withdrawals. In the examples, the annual maintenance charge is approximated as a 0.01% annual asset charge based on the experience of the Contracts.

PORTFOLIO ANNUAL EXPENSES
(as a percentage of Portfolio average net assets)
	Management Fees	Other Expenses	Total Annual Expenses (before reimbursement)
Fidelity
Asset ManagerA	0.53%	0.11%	0.64%
Asset Manager: Growth	0.58%	0.15%	0.73%
Balanced	0.43%	0.14%	0.57%
Contrafund	0.58%	0.10%	0.68%
Equity-Income	0.48%	0.10%	0.58%
Growth	0.58%	0.10%	0.68%
Growth & Income	0.48%	0.10%	0.58%
Growth Opportunities	0.58%	0.11%	0.69%
High Income	0.58%	0.13%	0.71%
Index 500	0.24%	0.11%	0.35%B
Investment Grade Bond	0.43%	0.11%	0.54%
Mid Cap	0.58%	0.11%	0.69%
Money Market	0.18%	0.10%	0.28%
Overseas	0.73%	0.19%	0.92%
Consumer Industries*	0.58%	4.82%	5.40%
Cyclical Industries*	0.58%	2.57%	3.15%
Financial Services*	0.58%	0.45%	1.03%
Health Care*	0.58%	0.31%	0.89%
Natural Resources*	0.58%	1.12%	1.70%
Technology*	0.58%	0.21%	0.79%
Telecommunications & Utilities Growth	0.58%	0.43%	1.01%
Morgan Stanley
Emerging Markets Debt	0.80%	0.37%	1.17%C
Emerging Markets Equity	1.25%	0.87%	2.12%C
Global Value Equity	0.80%	0.48%	1.28%C
International Magnum	0.80%	0.54%	1.34%C
PBHG
Growth II	0.85%	0.22%	1.07%D
Select Value	0.65%	0.21%	0.86%D
Select 20	0.85%	0.19%	1.04%D
Small Cap Value	1.00%	0.20%	1.20%D
Technology & Communications	0.85%	0.20%	1.05%D
Strong
Mid Cap Growth Fund II	0.75%	0.65%	1.40%E
Opportunity Fund II	0.75%	0.65%	1.40%E
Credit Suisse
International Focus	1.00%	0.30%	1.30%F
Global Post-Venture Capital	1.25%	0.36%	1.61%F
Small Cap Growth	0.90%	0.22%	1.12%F

* These Portfolios impose a 1.00% short-term redemption fee on interests held in the corresponding Subaccount for less than 60 days. For more details about the fee, please see "Certain Portfolios Impose a Short-Term Redemption Fee" on page <Click Here>. The annual operating expenses provided are based on estimated expenses. FMR has voluntarily agreed to reimburse each fund to the extent that total operating expenses (excluding interests, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.50%. These arrangements may be discontinued by FMR at any time. Including this estimated reimbursement, the estimated management fee, other total estimated annual expenses in 2001 for Natural Resources, Cyclical Industries, and Consumer Industries were as follows: Natural Resources: 0.58%, 0.92%, 1.50%; Cyclical Industries: 0.58%, 0.92%, 1.50%; Consumer Industries: 0.58%, 0.92%, 1.50%.

A Actual annual operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

B The fund's manager has voluntarily agreed to reimburse the fund to the extent that its total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses) exceed 0.28%. This arrangement can be discontinued by the fund's manager at any time. Including this reimbursement, the management fee, other expenses, and total annual expenses in 2001 were 0.24%. 0.04%, and 0.38%, respectively.

C Morgan Stanley Asset Management, with respect to the Portfolios, has voluntarily agreed to waive receipt of its management fees and agreed to reimburse certain expenses of the Portfolio. Morgan Stanley Asset Management may terminate this voluntary waiver and reimbursement at any time at its sole discretion. With waivers and reimbursements, "Management Fee," "Other Expenses" and "Total Annual Expense," respectively, would be as follows: Emerging Markets Equity Portfolio (0.98%, 0.87%, 1.85%); Global Value Equity Portfolio (0.67%, 0.48%, 1.15%); International Magnum Portfolio (0.62%, 0.54%, 1.16%). No fees were waived or reimbursed for the Emerging Markets Debt Portfolio.

D Pilgrim Baxter & Associates, Ltd. (the "Adviser") has contractually agreed to waive that portion, if any, of the annual management fees payable by a Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20% of the average daily net assets of the Growth II, Small Cap Value , Technology & Communications, and Select 20 Portfolios and 1.00% of average daily net assets of Select Value Portfolio through December 31, 2002. In any fiscal year in which a Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than the amount noted in the previous sentence, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years.

E Strong Capital Management, Inc. as compensation for its advisory services, the fund pays the adviser a monthly management fee at an annual rate of 0.75% of the fund's average daily net asset value. The adviser has voluntarily agreed to waive the management fee and/or absorb the fund's other expenses so that the total annual fund operating expenses are capped at 1.20% for Mid Cap Growth Fund II and at 1.10% for Opportunity Fund II. The adviser has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the fund's shareholders. A cap on total annual fund operating expenses lowers the fund's overall expense ratio and increases the fund's return to investors.

F Credit Suisse Asset Management, LLC., the management fees, other expenses, and total annual expenses for the International Focus, Global Post-Venture Capital and Small Cap Growth Portfolios of the Credit Suisse Trust are based on actual expenses for the fiscal year ended December 31, 2001, net any fee waivers or expense reimbursements. With such waivers or reimbursements, Management Fees would have equaled 1.00%, 1.04%, and 0.90%; Other Expenses would have equaled 0.30%, 0.36% and 0.22%; and Total Annual Expenses would have equaled 1.30%, 1.40% and 1.12% for the International Focus, Global Post-Venture Capital, and Small Cap Growth Portfolios, respectively. Fee waivers and expense reimbursements or credits may be discontinued at any time.

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EXAMPLES

If you assume that Contract Owner expenses are as shown above, and that each Portfolio's annual return is 5% annually and its operating expenses are just as described above, then for every $1,000 of purchase payments, here's how much you would have paid in total expenses.

RETIREMENT RESERVES
Expenses paid on a $1,000 investment, assuming a 5% annual return
	One Year	Three Years	Five Years	Ten Years
Fidelity
Asset Manager	$ 15	$ 46	$ 80	$ 175
Asset Manager: Growth	$ 16	$ 49	$ 84	$ 185
Balanced	$ 14	$ 44	$ 76	$ 167
Contrafund	$ 15	$ 47	$ 82	$ 179
Equity-Income	$ 14	$ 44	$ 77	$ 168
Growth	$ 15	$ 47	$ 82	$ 179
Growth & Income	$ 14	$ 44	$ 77	$ 168
Growth Opportunities	$ 15	$ 48	$ 82	$ 180
High Income	$ 16	$ 48	$ 83	$ 182
Index 500	$ 12	$ 37	$ 64	$ 142
Investment Grade Bond	$ 14	$ 43	$ 74	$ 164
Mid Cap	$ 15	$ 48	$ 82	$ 180
Money Market	$ 11	$ 35	$ 61	$ 134
Overseas	$ 18	$ 55	$ 94	$ 205
Consumer Industries	$ 62	$ 183	$ 302	$ 585
Cyclical Industries	$ 40	$ 121	$ 204	$ 418
Financial Services	$ 19	$ 58	$ 100	$ 217
Health Care	$ 17	$ 54	$93	$ 202
Natural Resources	$ 26	$ 78	$ 134	$ 286
Technology	$16	$ 51	$ 88	$ 191
Telecommunications & Utilities Growth	$ 19	$ 58	$ 99	$ 215
Morgan Stanley
Emerging Markets Debt	$ 20	$ 62	$ 107	$ 232
Emerging Markets Equity	$ 30	$ 91	$ 155	$ 326
Global Value Equity	$ 21	$ 66	$ 113	$ 243
International Magnum	$ 22	$ 68	$ 116	$ 249
PBHG
Growth II	$ 19	$ 59	$ 102	$ 221
Select Value	$ 17	$ 53	$ 91	$ 199
Select 20	$ 19	$ 58	$ 101	$ 218
Small Cap Value	$ 21	$ 63	$ 109	$ 235
Technology & Communications	$ 19	$ 59	$ 101	$ 219
Strong
Mid Cap Growth Fund II	$ 23	$69	$ 119	$ 255
Opportunity Fund II	$ 23	$ 69	$ 119	$ 255
Credit Suisse
International Focus	$ 22	$ 66	$ 114	$ 245
Global Post-Venture Capital	$ 25	$ 76	$ 130	$ 277
Small Cap Growth	$ 20	$ 61	$ 105	$ 226
  The above figures illustrate the combined effect of all current charges. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
  The Other Funds' annual expenses and these examples are based on data provided by the Other Funds. The company has no reason to doubt the accuracy or completeness of that data, but the company has not verified the Other Funds' figures. In preparing the Other Funds' expense table and examples above, the company has relied on the figures provided by the Other Funds.

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Facts about Empire Fidelity Investments Life,
the Variable Account, and the Funds

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company that was organized under the laws of the State of New York on May 1, 1991, and commenced operations on June 1, 1992. Empire Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides investment management and other financial services. Empire Fidelity Investments Life is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR Corp. own the voting common stock of FMR Corp.

THE VARIABLE ACCOUNT

The Empire Fidelity Investments Variable Annuity Account A is a separate investment account of Empire Fidelity Investments Life established pursuant to New York law on July 15, 1991. The Variable Account commenced operations on June 3, 1992. It is used to support the variable annuity contracts described herein, and for other purposes permitted by law. The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

There are currently thirty-five Subaccounts in the Variable Account. Five Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund. Five Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund II. Four Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund III. Seven Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund IV. The other 14 available investment options are offered by four different mutual fund investment advisers.

THE FUNDS

Fidelity:

The Fidelity Funds are Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV. Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III are open-end, diversified management investment companies organized by FMR and each is the type of investment company commonly known as a series mutual fund. Variable Insurance Products Fund IV is also a series mutual fund, but six of its seven portfolios are non-diversified; only its Financial Services Portfolio is diversified.

The investment objectives of the Fidelity Funds are described below. There is, of course, no assurance that any portfolio will meet its investment objective.

Variable Insurance Products Fund

VIP Money Market Portfolio

Investment Objective. Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity.

Principal Investment Strategies:

  Investing in U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industry.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

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Investor Profile. The fund may be appropriate for investors who would like to earn income at current money market rates while preserving the value of their investment. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

VIP High Income Portfolio

Investment Objective. High Income Portfolio seeks a high level of current income. Growth of capital may also be considered.

Principal Investment Strategies:

  Investing at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor Profile. The fund is for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt, including defaulted securities. Investors must be willing to accept the fund's greater price movements and credit risks.

VIP Equity-Income Portfolio

Investment Objective. Equity-Income Portfolio seeks reasonable income. The fund will consider the potential for capital appreciation. The fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500.

Principal Investment Strategies:

  Investing at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.
  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor Profile. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns. The fund is designed for those who want some income from equity and bond securities, but also want to be invested in the stock market for its long-term growth potential.

VIP Growth Portfolio

Investment Objective. Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies:

  Investing primarily in common stocks.
  Investing in companies that it believes have above-average growth potential, measured by factors such as earnings or revenue (stocks of these companies are often called "growth stocks").
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor Profile. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns. The fund is designed for those who want to pursue growth potential, and who understand that this strategy often leads to more volatile investments than the market as a whole.

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VIP Overseas Portfolio

Investment Objective. Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies:

  Investing at least 65% of total assets in foreign securities.
  Investing primarily in common stocks.
  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor Profile and Risk:

  Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world.
  It is important to note that investments in foreign securities involve risks in addition to those of U.S. investments. In addition to general risks, international investing involves different or increased risks. The performance of international funds depends upon currency values, the political and regulatory environment, and overall economic factors in the countries in which the fund invests.

Variable Insurance Products Fund II

VIP II Asset Manager Portfolio

Investment Objective. Asset Manager Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies:

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
  Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (30% - 70%), bond class (20% - 60%), and short-term/money market class (0% - 50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

Investor Profile. The fund may be appropriate for investors who want to diversify among stocks, bonds, short-term instruments, and other types of securities. The fund's assets may also be invested in other instruments that do not fall within these classes.

VIP II Investment Grade Bond Portfolio

Investment Objective. Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies:

  Investing in U.S. dollar-denominated investment-grade bonds.
  Managing the fund to have similar overall interest rate risk to the Lehman Brothers Aggregate Bond Index.
  Allocating assets across different market sectors and maturities.
  Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.

Investor Profile. The fund may be appropriate for investors who want the potential for high current income from a portfolio of investment-grade debt securities. The fund's level of risk and potential reward depend on the quality and maturity of its investments, and has overall interest rate risk similar to the index.

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VIP II Index 500 Portfolio

Investment Objective. Index 500 Portfolio seeks investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the S&P 500, while keeping transaction costs and other expenses low.

Principal Investment Strategies:

Bankers Trust Company's ("BT," a New York banking corporation serving as sub-adviser and custodian for VIP II Index 500) principal investment strategies include:

  Investing at least 80% of assets in common stocks included in the S&P 500.
  Lending securities to earn income for the fund.
  Because the fund seeks to track, rather than beat, the performance of the S&P 500, it is not managed in the same manner as other funds. The fund is managed by FMR, which handles its business affairs. BT, Index 500 Portfolio's sub-adviser, chooses the fund's investments. FMR supervises the sub-adviser and, in conjunction with the Board of Trustees, reviews the sub-adviser's performance of its duties. BT also acts as Index 500 Portfolio's custodian.

Investor Profile. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns in relation to the S&P 500.

VIP II Asset Manager: Growth Portfolio

Investment Objective. Asset Manager: Growth Portfolio seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies:

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
  Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (50% - 100%), bond class (0% - 50%), and short-term/money market class (0% - 50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

Investor Profile. The fund may be appropriate for investors who want to diversify among domestic and foreign stocks, bonds, short-term instruments, and other types of securities. The fund, while spreading its assets among all three asset classes, uses a more aggressive approach by focusing on stocks for a higher potential return. The value of each fund's investments and the income they generate will vary.

VIP II Contrafund Portfolio

Investment Objective. Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies:

  Investing primarily in common stocks.
  Investing in securities of companies whose value it believes is not fully recognized by the public.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor Profile. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns.

Variable Insurance Products Fund III

VIP III Growth & Income Portfolio

Investment Objective. Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

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Principal Investment Strategies:

  Investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
  Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position, and market and economic conditions to select investments.

Investor Profile. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who seek a combination of growth and income from equity and some bond investments.

VIP III Growth Opportunities Portfolio

Investment Objective. Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies:

  Investing primarily in common stocks.
  Potentially investing in other types of securities, including bonds which may be lower-quality debt securities. These securities can be more volatile due to increased sensitivity to interest rate increases and adverse issuer, political, regulatory, market or economic developments.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both. The value of the fund's investments will vary and can decline in response to adverse issuer, political, regulatory, market or economic developments.
  Using fundamental analysis of each issuer's financial condition and industry position, and market and economic conditions to select investments.

Investor Profile. The fund may be appropriate for investors seeking growth of capital. The investment philosophy is not constrained by any particular investment style.

VIP III Balanced Portfolio

Investment Objective. Balanced Portfolio seeks both income and growth of capital.

Principal Investment Strategies:

  Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities when its outlook is neutral.
  Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).
  Investing in domestic and foreign issuers.
  With respect to equity investments, emphasizing above-average income-producing equity securities, which tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.
  Analyzing a security's issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value in selecting investments. The value of the fund's investments will vary from day to day, and can decline in response to interest rate increases, adverse issuer, political, regulatory, or economic developments.

Investor Profile. The fund may be appropriate for investors who seek a balance between stocks and bonds. The fund may invest its assets in securities of foreign issuers in addition to domestic issuers.

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VIP III Mid Cap Portfolio

Investment Objective. Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies:

  Investing primarily in common stocks.
  Investing at least 65% of total assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P MidCap 400).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in domestic and foreign issuers.
  Investing in either "growth" or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor Profile. The fund may be appropriate for investors seeking long-term growth of capital through equity securities, including growth or value stocks, or a combination of both.

Variable Insurance Products Fund IV

VIP IV Consumer Industries Portfolio

Investment Objective: Consumer Industries Portfolio seeks capital appreciation.

Principal Investment Strategies:

  Investing primarily in common stocks.
  Investing at least 80% of assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor profile: The fund may be appropriate for investors seeking capital appreciation through equity securities concentrated in specific industries. This fund is considered non diversified and could incur significantly greater risk than a diversified fund.

VIP IV Cyclical Industries Portfolio

Investment Objective: Cyclical Industries Portfolio seeks capital appreciation.

Principal Investment Strategies:

  Investing primarily in common stocks.
  Investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor profile: The fund may be appropriate for investors seeking capital appreciation through equity securities concentrated in specific industries. This fund is considered non diversified and could incur significantly greater risk than a diversified fund.

VIP IV Financial Services Portfolio

Investment Objective: Financial Services Portfolio seeks capital appreciation.

Principal Investment Strategies:

  Investing primarily in common stocks.
  Investing at least 80% of assets in securities of companies engaged in providing financial services to consumers and the industry.

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  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor profile: The fund may be appropriate for investors seeking capital appreciation through equity securities concentrated in specific industries.

VIP IV Health Care Portfolio

Investment Objective: Health Care Portfolio seeks capital appreciation.

Principal Investment Strategies:

  Investing primarily in common stocks.
  Investing at least 80% of assets in securities of companies principally engaged in design, manufacture, or sale of products or services used for or in connection with health care or medicine.Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor profile: The fund may be appropriate for investors seeking capital appreciation through equity securities concentrated in specific industries. This fund is considered non diversified and could incur significantly greater risk than a diversified fund.

VIP IV Natural Resources Portfolio

Investment Objective: Natural Resources Portfolio seeks capital appreciation.

Principal Investment Strategies:

  Investing primarily in common stocks and certain precious metals.
  Investing primarily in companies that own or develop natural resources, or supply goods and services to such companies.
  Investing at least 80% of assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, and in precious metals.Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor profile: The fund may be appropriate for investors seeking capital appreciation through equity securities concentrated in specific industries. This fund is considered non diversified and could incur significantly greater risk than a diversified fund.

VIP IV Technology Portfolio

Investment Objective: Technology Portfolio seeks capital appreciation.

Principal Investment Strategies:

  Investing primarily in common stocks.
  Investing at least 80% of assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor profile: The fund may be appropriate for investors seeking capital appreciation through equity securities concentrated in specific industries. This fund is considered non diversified and could incur significantly greater risk than a diversified fund.

VIP IV Telecommunications & Utilities Growth Portfolio

Investment Objective: Telecommunications & Utilities Growth Portfolio seeks capital appreciation.

Principal Investment Strategies:

  Investing primarily in common stocks.
  Investing at least 80% of assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations.

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  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

Investor profile: The fund may be appropriate for investors seeking capital appreciation through equity securities concentrated in specific industries. This fund is considered non diversified and could incur significantly greater risk than a diversified fund.

Morgan Stanley Asset Management

Emerging Markets Debt Portfolio

Objective and Strategy

  The Portfolio seeks high total return by investing primarily in Fixed Income Securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
  Approach. Using macroeconomic and fundamental analysis, Morgan Stanley Asset Management seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.
  Process. Morgan Stanley Asset Management's global allocation team analyzes the global economic environment and its impact on emerging markets. Morgan Stanley Asset Management focuses on investing in countries that show signs of positive fundamental change. This analysis considers macroeconomic factors, such as GDP growth, inflation, monetary policy, fiscal policy and interest rates and sociopolitical factors such as political risk, leadership, social stability, and commitment to reform. In selecting securities, Morgan Stanley Asset Management first examines yield curves with respect to a country and then considers instrument-specific criteria, including: (1) spread duration; (2) real interest rates; and (3) liquidity. The Portfolio's holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. Morgan Stanley Asset Management may, when or if available, use hedging strategies, including the use of derivatives to protect the Portfolio from overvalued currencies or to take advantage of undervalued currencies. Under normal circumstances, at least 80% of the Portfolio's net assets will be invested in debt securities of issuers located in emerging market countries.

Emerging Markets Equity Portfolio

Objective and Strategy

  The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented Equity Securities of issuers in emerging market countries.
  Approach. Morgan Stanley Asset Management's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria includes attractive growth characteristics, reasonable valuations and management with strong shareholder value orientation.
  Process. Morgan Stanley Asset Management's global allocation team analyzes the global economic environment, particularly its impact on emerging markets and allocates the Portfolio's assets among emerging markets based on relative economic, political, and social fundamentals, stock valuations and investor sentiment. Morgan Stanley Asset Management invests within countries based on the work of country specialists who conduct extensive fundamental analysis of issuers within these markets and seek to identify issuers with strong earnings growth prospects. To manage risk, Morgan Stanley Asset Management emphasizes thorough macroeconomic and fundamental research. Under normal circumstances, at least 80% of the Portfolio's net assets will be invested in equity securities of issuers located in emerging market countries.

Global Value Equity Portfolio

Objective and Strategy

  The Portfolio seeks long-term capital appreciation by investing primarily in Equity Securities of issuers throughout the world, including U.S. issuers.
  Approach. Morgan Stanley Asset Management seeks to maintain a diversified portfolio of global equity securities based on individual stock selection. Morgan Stanley Asset Management emphasizes a bottom-up approach to investing that seeks to identify securities of undervalued issuers.
  Process. Morgan Stanley Asset Management selects securities for investment from a universe of issuers in developed markets. Morgan Stanley Asset Management expects to invest at least 20% of the Portfolio's total assets in the common stocks of U.S. issuers. The investment process is value driven and based on individual stock selection. Morgan Stanley Asset Management considers value criteria with an emphasis on cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis. Morgan Stanley Asset Management conducts a thorough investigation of the issuer's balance sheet, cash flow and income statement and assesses the company's business franchise, including product, competitiveness, market positioning, and industry structure. Meetings with senior company management are integral to the investment process. Under normal circumstances, at least 80% of the Portfolio's net assets will be invested in equity securities.

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International Magnum Portfolio

Objective and Strategy

  The Portfolio seeks long-term capital appreciation by investing primarily in Equity Securities of non-U.S. issuers domiciled in EAFE countries.
  Approach. Morgan Stanley Asset Management seeks to achieve superior long-term returns by creating a diversified portfolio of undervalued international equity securities. To achieve this goal, Morgan Stanley Asset Management uses a combination of strategic geographic asset allocation and fundamental stock selection.
  Process. The Portfolio is managed using a two-part process combining the expertise of investment teams based in New York, London, Tokyo, and Singapore. The New York-based portfolio management team decides upon the appropriate allocation of the Portfolio's assets among Europe, Japan and developed Asia, including Australia and New Zealand. Regional allocation decisions are based on a variety of factors, including relative valuations, earnings expectations, macroeconomic factors, as well as input from the regional stock selection teams and from the Morgan Stanley Asset Management's Asset Allocation Group, which is made up of several of the Morgan Stanley Asset Management's senior investment officers. Once the allocations to Europe, Asia, and Japan have been determined, three overseas investment teams in London (for European stocks), Tokyo (for Japanese stocks) and Singapore (for Asian stocks) decide which stocks to purchase for their respective geographic regions. The regional portfolio management teams look for stocks that they believe to be attractively valued. The regional specialists analyze each company's finances, products and management, typically meeting with each company's management, before a stock is purchased for the Portfolio. The Portfolio invests primarily in countries comprising the MSCI Europe, Australasia, Far East (EAFE) Index (the "EAFE Index"). EAFE countries include Japan, most nations in Western Europe, Australia, New Zealand, Hong Kong, and Singapore. However, the Portfolio also may invest up to 5% of its assets in countries not included in the EAFE Index.

PBHG

Select 20 Portfolio

Objective and Strategy

  The Select 20 Portfolio, seeks long-term growth of capital.
  Under normal market conditions, the Portfolio, a non-diversified fund, will invest at least 65% of its total assets in growth securities of (no more than 20 stocks) large capitalization companies that, in Pilgrim Baxter & Associates, Ltd.'s (the "Adviser") opinion, have strong business momentum, earnings growth and capital appreciation potential. These companies will generally have market capitalization similar to the market capitalizations of the companies in the S&P 500 Index at the time of the Portfolio's investment. The Adviser expects to focus primarily on those growth securities whose market capitalizations are in excess of $1 billion at the time of purchase. The size of the companies in the S&P 500 Index and those which the Adviser intends to focus the Portfolio's investments will change with market conditions and the composition of the Index.
  The growth securities in the Portfolio are primarily common stocks, but may also include other equity securities such as preferred stocks, warrants and rights to purchase common stocks, and convertible securities.
  The Portfolio is non-diversified, which means its performance is dependent upon the securities of a smaller number of companies. As a result, the impact of a single change in value (positive or negative) of a single holding may be magnified.

Growth II Portfolio

Objective and Strategy

  The Portfolio seeks capital appreciation.
  Under normal market conditions, the Portfolio will invest at least 65% of its total assets in growth securities of small and medium sized companies that, in the Adviser's opinion, have strong business momentum, earnings growth and capital appreciation potential. These companies will generally have market capitalizations similar to the market capitalizations of the companies in the Russell Midcap Growth Index at the time of the Portfolio's investment. The Adviser expects to focus primarily on those growth securities whose market capitalizations or annual revenues are between $500 million and $10 billion at the time of purchase. The size of the companies in the Russell Midcap Growth Index and those which the Adviser intends to focus will change with market conditions and the composition of the Index.

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  The growth securities in the Portfolio are primarily common stocks, but may also include other equity securities such as preferred stocks, warrants and rights to purchase common stocks, and convertible securities.
  The Portfolio emphasizes small and medium sized growth companies, so it may be more volatile than the stock market in general, as measured by the S&P 500.

Select Value Portfolio (previously called Large Cap Value Portfolio)

Objective and Strategy

  The Portfolio seeks long-term growth of capital and income. Current income is a secondary objective.
  Under normal market conditions, the Portfolio will invest at least 80% of its total assets in value securities of no more than 30 large capitalization companies that, in the opinion of the Adviser, are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. These companies generally have market capitalizations similar to the market capitalizations of the companies in the S&P 500 Index at the time of the Portfolio's investment. The Adviser expects to focus primarily on those value securities whose market capitalizations are over $1 billion at the time of purchase. The size of the companies in the S&P 500 Index and those which the Adviser intends to focus the Portfolio's investments will change with market conditions and the composition of the Index.
  The value securities in the Portfolio are primarily common stocks, but may also include other equity securities such as preferred stocks warrants and rights to purchase common stocks and convertible securities. The Portfolio holds a limited number of stocks and the impact of the change in value (positive or negative) of a single holding may be magnified.

Small Cap Value Portfolio

Objective and Strategy

  The Portfolio seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk.
  Under normal market conditions, the Portfolio will invest at least 80% of its total assets in value securities of companies whose market capitalizations are within the range of the Russell 2000 index, dividend income potential and earnings income. The size of the companies in the Russell 2000 Index will change with market conditions and the composition of the Index.
  The value securities in the Portfolio are primarily common stocks that, in the opinion of the Adviser and the Sub-Adviser, are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, but may also include other equity securities such as preferred stocks, warrants and rights to purchase common stocks and convertible securities.
  The Portfolio's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Portfolio generally has lower price-to-earnings and price-to-book value ratios than the Russell 2000.
  The Portfolio emphasizes value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index.

Technology & Communications Portfolio

Objective and Strategy

  The Portfolio seeks long-term growth of capital. Current income is incidental to the Portfolio's objective.
  Under normal market conditions, the Portfolio, a non-diversified fund, will invest at least 80% of its total assets in common stock of companies doing business in the technology and communications sector of the market. The Portfolio is concentrated which means it will invest 25% or more of its total assets in groups of industries within the sector. These industries may include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology.
  The Portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments.
  The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.
  The Portfolio is non-diversified, which means its performance is dependent on the securities of a smaller number or companies. As a result, the impact of a change in value (positive or negative) of a single holding may be magnified.

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  Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Strong

Mid Cap Growth Fund II

Objective and Strategy

  The Mid Cap Growth Fund II invests, under normal conditions, at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation.
  The fund defines "medium-capitalization companies" as companies with a market capitalization substantially similar to that of companies in the Russell Midcap Index at the time of investment.

Opportunity Fund II

Objective and Strategy

  The Opportunity Fund II invests under normal conditions, primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects.
  The manager bases the analysis on a company's "private market value" - the price an investor would be willing to pay for the entire company given its management, financial health, and growth potential. The manager determines a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value.
  To a limited extent, the fund may also invest in foreign securities.
  The manager may sell a stock when its price no longer compares favorably with the company's private market value.

Credit Suisse

International Focus Portfolio

Objective and Strategy

  The Portfolio seeks long-term capital appreciation by investing in equity securities of companies located or conducting a majority of their business outside the United States.
  The Portfolio intends to invest substantially all of its assets in common stocks and securities convertible into or exchangeable for common stocks and under normal market conditions, will invest 80% of assets in equity securities of issuers from at least three foreign countries.
  The Portfolio will implement a "focused" strategy of investing in equity securities of approximately 40 - 60 companies. The Portfolio's 15 largest holdings may account for 40% or more of the Portfolio's assets.
  The Portfolio intends to diversify its investments across securities of issuers located in a number of foreign countries although at times it may invest a significant part of its assets in a single country.
  Although the Portfolio emphasized developed countries, it may also invest in emerging markets.
  In choosing equity securities, the Portfolio managers look for companies of any size whose securities appear to be discounted relative to earnings, assets, or projected growth. The Portfolio managers determine value based on research and analysis, taking all relevant factors into account.

Risks: The Portfolio's principal risk factors are market risk and foreign securities. Because the Portfolio invests internationally, it carries additional risks, including currency, information, and political risks. Also, because of the Portfolio's "focused" strategy, the Portfolio may be subject to greater volatility than a fund that invests in a large number of issuers.

Global Post-Venture Capital Portfolio

Objective and Strategy

  The Portfolio seeks long-term growth of capital by investing in equity securities of U.S. and foreign companies considered to be in their post-venture capital stages of development.
  Under normal market conditions, the Portfolio will invest at least 80% of its total assets in equity securities of "post-venture capital companies." A post venture capital company is a company that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as part of a restructuring or recapitalization of the company. In addition, the investment of venture capital financing, distribution of such company's securities to venture capital investors, or initial public offering ("IPO"), will have occurred within ten years prior to the Portfolio's purchase of the company's securities.

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  The Portfolio will invest in at least three countries, including the U.S.
  Up to 10% of the Portfolio's assets may be invested in private equity portfolios that invest in venture capital companies.

Risks: The Portfolio's principal risk factors are market risk, foreign securities, start-up and other small companies and special situation companies. Because the Portfolio invests internationally, it carries additional risks, including currency, information and political risks. Investing in start-up and other small companies may expose the portfolio to increased market liquidity and information risks. Post-venture capital companies are often involved in "special situations." Securities of special-situation companies may decline in value and hurt the Portfolio's performance if the anticipated benefits of the special situation do not materialize. The Portfolio employs aggressive strategies and may not be appropriate for all investors.

Small Cap Growth Portfolio

Objective and Strategy

  The Portfolio seeks capital growth by investing in equity securities of small U.S. growth companies.
  The Portfolio considers a "small" company to be one that has a market capitalization, measured at the time the Portfolio purchases a security of that company, within the range of capitalizations of companies represented in the Russell 2000 Index. As of December 31, 2001, the Russell 2000 Index included companies with market capitalizations between $2.79 million and $2.96 billion. Companies that outgrowth the definition of small company after the Portfolio has purchased its securities continue to be considered small for purposes of the Portfolio's allocation to small company equities.
  In seeking to identify growth companies, companies with attractive capital-growth potential, the Portfolio managers often look for companies (1) still in the development stage, (2) older companies that appear to be entering a new stage of growth, or (3) companies providing products or services with a high unit-volume growth rate.
  The Portfolio may also invest in securities of emerging-growth companies, small- or medium-sized companies that have passed their start up phase, show positive earnings and offer the potential for decelerated earnings growth. Emerging growth companies generally stand to benefit from new products or services, technological developments, changes in management or other factors.

Risk: The Portfolio's principal risk factors are market risk, start-up and other small companies, special-situation companies and non-diversified status. Investing in start-up and other small companies may expose the portfolio to increased market liquidity and information risks. Small companies and emerging growth companies are often involved in "special situations." Securities of special situation companies may decline in value and hurt the Portfolio's performance if the anticipated benefits of the special situation do not materialize. The Portfolio is non-diversified and may invest a greater proportion of its assets in the securities of a smaller number of issuers. Non-diversification might cause the Portfolio to be more volatile than a diversified portfolio.

Funds' Availability to Separate Accounts

Shares of the Funds may also be sold to a variable life separate account of Empire Fidelity Investments Life and to variable annuity and variable life separate accounts of other affiliated and unaffiliated insurance companies. For a discussion of the possible consequences associated with having the Funds available to such other separate accounts, see Resolving Material Conflicts on page <Click Here>.

The Investment Advisers

Fidelity

The investment Adviser for the Fidelity Funds is Fidelity Management & Research Company, a registered adviser under the investment Advisers Act of 1940. Fidelity Management & Research Company (FMR) is the original Fidelity company and was founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personnel and a full complement of related support facilities. As of February 28, 2002, FMR managed over $739 billion in assets. The portfolios of the Fidelity Funds, as part of their operating expenses, pay an investment management fee to FMR. These fees are part of the Fidelity Funds' expenses. See the prospectuses for the Fidelity Funds for discussions of the Fidelity Funds' expenses. Fidelity Investments Money Management, Inc., a subsidiary of FMR, chooses certain investments for some of the Fidelity Funds. FMR Co., Inc., which serves as sub-adviser of FMR, chooses certain investments for the Fidelity Funds. Foreign affiliates of FMR may help choose investments for some of the Fidelity Funds. BT is a wholly-owned subsidiary of Bankers Trust Corporation. BT currently serves as sub-adviser and custodian for the Index 500 Portfolio.

Morgan Stanley Asset Management

The investment Adviser for The Universal Institutional Funds, Inc. is Morgan Stanley Investment Management Inc. which does business in certain instances using the name Morgan Stanley Asset Management. Morgan Stanley Asset Management is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., which is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley Asset Management, a registered Investment Adviser under the Investment Advisers Act of 1940, as amended, serves as investment Adviser to numerous open-end and closed-end investment companies, as well as to employee benefit plans, endowment funds, foundations and other institutional investors. Morgan Stanley Asset Management's principal business office is located at 1221 Avenue of the Americas, New York, New York 10020.

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PBHG

The investment adviser for PBHG Insurance Series Fund is Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter"), a professional investment management firm and registered investment adviser that, along with its predecessors, has been in business since 1982. As a result of a tender offer and merger, Old Mutual became the ultimate parent company of Pilgrim Baxter. Old Mutual is an international financial services group based in London, with operations in life assurance, asset management, banking and general insurance. Old Mutual's principal offices are located at 3rd Floor, Lansdowne House, 57 Berkely Square, London, WIX 50H, United Kingdom. The principal business address of the Adviser is 1400 Liberty Ridge Drive, Wayne, PA 19087.

Strong

The investment Adviser for the Strong Funds is Strong Capital Management, Inc. The Adviser began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans, as well as mutual funds, several of which are funding vehicles for variable insurance products. The Adviser's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong, the Chairman of the Board of the Fund, is the controlling shareholder of the Adviser.

Credit Suisse

The investment Adviser for the Credit Suisse Trust is Credit Suisse Asset Management, LLC. Credit Suisse Asset Management, LLC is a member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business unit of Credit Suisse Group, one of the world's leading banks. Credit Suisse Asset Management manages approximately $78 billion in the U.S. and $303 billion globally.

Important

You will find more complete information about the Funds, including the risks associated with each portfolio, in their respective prospectuses. You should read them in conjunction with this prospectus.

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Facts about the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. The Contracts are available on (1) a non-qualified basis ("Non-qualified Contracts"), and (2) as Individual Retirement Annuities ("IRAs") that qualify for special federal income tax treatment ("Qualified Contracts").

  Generally, you may purchase a Qualified Contract only in connection with a "rollover" of funds from a 401(a) plan, a tax sheltered annuity, 403(b) Plan, Governmental 457(b) Plan, or an IRA. To purchase a Qualified Contract you must make a purchase payment of at least $10,000 and complete an application form. There are other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See Tax Considerations on page <Click Here>.
  To purchase a Non-qualified Contract, you must make a purchase payment of at least $2,500 and complete an application form. The proposed Annuitant must be no older than 80 years old (for Contracts purchased through a 1035 exchange, the Annuitant must be no older than 85 years old).
  Application and Initial Purchase Payments

If we can accept your application and initial purchase payment in the form received, we will apply the payment to the purchase of a Contract within two business days after receipt at the Annuity Service Center. The date that we credit the payment and issue your Contract is called the Contract Date.

If we receive an incomplete application, we will request the information necessary to complete the application. Once we receive the completed application, we will apply the initial payment to the purchase of a Contract within two business days. If the application remains incomplete for five business days, we will return your payment unless we obtain your specific permission to retain the payment pending completion of the application.

  Additional Payments to Contracts

You may add money to a Non-qualified Contract during the life of the Annuitant and before the Annuity Date. The smallest such payment we will accept is generally $250.

You may make additional payments to a Qualified Contract of additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA. See Tax Considerations on page <Click Here>. The smallest such payment we will accept is generally $2,500.

You may make a telephone request to add an additional payment to the Contract from either your Fidelity Mutual Fund or Brokerage "Core" Account. Additional payment requests by telephone are currently limited to transfers coming from identical registrations.

We will credit net purchase payments allocated to the variable Subaccounts to your Contract based on the next computed value of an Accumulation Unit following receipt of your payment at the Annuity Service Center. See Accumulation Units on page <Click Here>. We will credit net purchase payments allocated to the Guaranteed Account to your Contract as of the date the payment is received at our Annuity Service Center. See The Guaranteed Account on page <Click Here>.

We may limit the maximum amount of initial or subsequent payments that we will accept.

FREE LOOK PRIVILEGE

You may return your Contract for a refund within 30 calendar days after you receive it (the "free look period"). If your free look period ends on a non-business day, the next business day will be used. If you choose not to retain your Contract, return it to our Annuity Service Center or any authorized representative of Empire Fidelity Investments Life within the free look period. We will cancel the Contract and refund promptly your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Guaranteed Account.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS

We will direct the portion of your net purchase payment allocated to the Variable Account in the variable Subaccounts according to the instructions on your application, based on the next computed respective Accumulation Unit Values of the Subaccounts following receipt of your payment at the Annuity Service Center. If you elect to invest in a particular investment option, you must allocate at least 5% of your purchase payment to that option. All percentage allocations must be in whole numbers.

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On the date we receive your payment at the Annuity Service Center, we will credit the portion of your net purchase payments allocated to the Guaranteed Account. Prior to the Annuity Date, you generally may not allocate more than $100,000 (including transfers) to the Guaranteed Account during any one Contract Year. We reserve the right to limit amounts allocated (including transfers) to the Guaranteed Account to $50,000 per Contract Year. If your future payment allocation instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the VIP Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among the variable Subaccounts before the Annuity Date as often as you wish without charge. However, excessive exchange activity can disrupt portfolio management strategy and increase portfolio expenses, which are borne by all Contract Owners participating in the portfolio regardless of their exchange activity. Therefore, we reserve the right to limit the number of exchanges permitted, but not to fewer than six per Contract Year. Empire Fidelity Investments Life also reserves the right to charge no more than $15 for each exchange in excess of six per Contract Year. Currently there is no such charge.

The request may be in terms of dollars, such as a request to exchange $5,000 from one Subaccount to another, or may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you may exchange is $250 or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. You may exchange amounts or change your investment allocation with respect to future payments by providing the Annuity Service Center with instructions in writing or by telephone or on our Internet website.

  Trading by Telephone or Internet

Empire Fidelity Investments Life reserves the right to revise or terminate the telephone or Internet exchanges, limit the amount of or reject any exchange, as deemed necessary, at any time. We will limit telephone/Internet exchanges to a total of eighteen per calendar year. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

  Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract Values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

  Effective Date of Exchanges Among Investment Options

When you request an exchange between variable Subaccounts, the redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. We will generally credit that amount to the new Subaccount at the same time.

However, when (1) you are making an exchange to a Subaccount which invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Subaccount from which the exchange is being made is investing in an equity portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, then the crediting of the amount exchanged to the new Subaccount may be delayed. This delay will be until the Subaccount from which the exchange is being made obtains liquidity through the earliest of the portfolio's receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no longer than seven days. During this period, the amount exchanged will be uninvested.

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  Guaranteed Account Transfers

You may currently transfer amounts from the variable Subaccounts to the Guaranteed Account before the Annuity Date as often as you wish (with one exception described below) without charge. The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. If you request a percentage reallocation among the investment options, the percentages must be in whole numbers.

The amount that may be transferred from the Guaranteed Account will be determined by us, at our sole discretion, but will not be less than 25% of the amount invested in the Guaranteed Account. When the maximum amount is less than $1000, we permit a transfer of up to $1000. You may make one transfer out of the Guaranteed Account during each Contract Year. We do not permit a transfer into the Guaranteed Account during the 12 months following a transfer out of the Guaranteed Account.

When you withdraw or transfer amounts out of the Guaranteed Account, the amounts that have been credited to the Guaranteed Account for the shortest time are withdrawn first. At the end of the current renewal interest guarantee period, January 31, 2003, the amount that may be transferred for the month of February will be declared and will not be less than the minimums specified above. See The Guaranteed Account on page <Click Here>.

  Important

The portion of your Contract Value allocated to the variable Subaccounts will change with the investment performance of the selected Subaccounts. You should periodically review your allocation of the Contract Value in light of market conditions and your financial objectives. Exchanges or transfers after the Annuity Date are subject to different limitations. See Fixed, Variable, or Combination Annuity Income Options on page <Click Here>.

ACCUMULATION UNITS

When you allocate your net purchase payments to a selected variable Subaccount, we credit a particular number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

We determine the number of Accumulation Units credited by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as of the end of the Valuation Period in which the payment is received at the Annuity Service Center. The value of each Subaccount's Accumulation Units varies each Valuation Period (i.e. each day that there is trading on the New York Stock Exchange) with the Total Return of the Subaccount. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccount. See Total Return for a Subaccount on page <Click Here>.

WITHDRAWALS

You may at any time prior to the Annuity Date surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more.

You may request a partial withdrawal by telephone. Withdrawals by telephone are limited to the following criteria: 1) withdrawals of $500 to $100,000 with no more than $100,000 being withdrawn during a seven day period; 2) for Contracts that have had an address change in the last 15 days, the limit is $10,000; and 3) the check must be made payable to all registered Owners. You may request to have the money wired to your Fidelity Mutual Fund or Brokerage Account with identical registration. We reserve the right to change telephone withdrawal requirements or limitations.

Certain withdrawals, however, are subject to a penalty tax. See Tax Considerations on page <Click Here>. You may not make a partial withdrawal that would reduce your Contract Value to less than $2,500. Partial withdrawals will be taken from your Contract Value invested in the Variable Account.

If the total withdrawal amount exceeds your Contract Value invested in the Variable Account, we will deduct the excess from the Guaranteed Account. Unless you request otherwise, the amount deducted from the Variable Account will be allocated to the variable Subaccounts in the same proportion as the value in each bears to the Variable Account Contract Value on the date of the partial withdrawal.

We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding, within seven days after we receive a withdrawal request. We may defer payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Guaranteed Account under any circumstances for not more than six months. See Postponement of Payment on page <Click Here>.

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  Systematic Withdrawals

Contract Owner(s) may elect in writing on a form we provide to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. We will require a $10,000 minimum Contract Value to begin this program. Systematic withdrawals will be taken proportionately from all of your selected Subaccounts at the time of each withdrawal. If the systematic withdrawal amount exceeds your Contract Value invested in the Variable Account, the excess will be deducted from the Guaranteed Account. If a systematic withdrawal would bring the Contract Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.

Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the systematic withdrawal program.

SIGNATURE GUARANTEE

A signature guarantee is designed to protect you and Empire Fidelity Investments Life from fraud. Disbursement requests must include a signature guarantee if any of the following situations apply:

1. Your Contract registration has changed within the last 30 days.

2. You wish to withdraw more than $100,000.

3. The check is being mailed to a different address than the one on your Contract (record address).

4. The check is made payable to someone other than the Owner.

5. The address of record on the Contract has changed in the past 15 days and the request is for $10,000 or more.

6. The proceeds are being wired to or from a Fidelity account with different Owner(s) than your annuity Contract.

7. In any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer (including Fidelity Investor Centers), credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

CHARGES

The following are all the charges we make under your Contract.

1. Premium Taxes. In general, we do not currently deduct any amount from your payments for premium taxes. Several states assess a premium tax upon the commencement of annuity income payments. If you live in a jurisdiction which imposes such a tax and if annuity income payments commence under your Contract, we will deduct a charge from your Contract Value for the tax we incur at the Annuity Date. A few states may require us to pay premium taxes upon receipt of your payments and we reserve the right to make the deduction in any jurisdiction when we incur these taxes. As of the date of this prospectus, the current range of state premium taxes is from 0% to 3.5%.

2. Federal Income Taxes. We reserve the right to deduct a charge for the purpose of recovering a portion of our federal income tax expense that is determined solely from the amount of premiums received. No such charge is currently being deducted. Therefore, we currently allocate the entire amount of your purchase payments to the investment options you select.

3. Administrative Charges. Administrative charges compensate us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, maintaining necessary systems and records, and providing reports. We seek to cover these expenses by two types of administrative charges: an annual maintenance charge and a daily administrative charge.

  Annual maintenance charge. Currently, on each Contract Anniversary before the Annuity Date, we deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. The current Contract Value is not used to determine the eligibility for the waiver. However, we also reserve the right to assess this charge against all Contracts. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge to up to $50 if warranted by the expenses we incur. The criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with EFILI or Fidelity Investments.

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Prior to the Annuity Date, we will deduct the annual maintenance charge from each investment option in proportion to the amount of your total Contract Value invested in that option on the date of deduction. We will deduct a pro rata portion of the charge when the Contract is surrendered.

  Daily administrative charge. Each day, we deduct from the assets of the Subaccounts, but not the Guaranteed Account, a percentage of those assets equivalent to an effective annual rate of 0.05%. We guarantee to never increase this charge above an effective annual rate of 0.05%.

4. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Subaccount a percentage equal to an effective annual rate of 0.75%. As with the daily administrative charge, this charge does not apply to the Guaranteed Account. We guarantee to never increase this charge above an effective annual rate of 0.75%.

For Contract Owners effecting a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually effected, in that we make guaranteed purchase rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit if the last surviving Annuitant dies prior to the Annuity Date and prior to age 85. This Death Benefit may be greater than the Contract Value. See Death Benefit on page <Click Here>. The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.

Additional Mortality Risk Charge. We offer the Owner the opportunity to elect a Death Benefit Rider at the time of the Contract purchase. If the Rider is elected by the Owner, we will deduct a mortality charge once each quarter. The amount of the charge for each quarter will be 0.05% of the Contract Value on the date of the quarterly charge. There will be no charges made once the Annuitant reaches their 85th birthday.

5. Withdrawal Charge. There is no withdrawal charge.

6. Exchange Charge. We reserve the right to charge no more than $15.00 for each transfer in excess of 6 per Contract Year.

7. Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

8. Other Taxes. We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. See Empire Fidelity Investments Life's Taxes on page <Click Here>.

CERTAIN PORTFOLIOS IMPOSE A SHORT-TERM REDEMPTION FEE

Seven Subaccounts invest in Portfolios that impose a short-term redemption fee. Any short-term redemption fees that you pay are retained by the Portfolios, not by EFILI, and are part of the Portfolio's assets. The seven Portfolios that impose this fee are: Consumer Industries Portfolio, Cyclical Industries Portfolio, Financial Services Portfolio, Health Care Portfolio, Natural Resources Portfolio, Technology Portfolio and Telecommunications & Utilities Growth Portfolio.

An Owner (or a person who succeeds to the Owner's rights after the Owner's death) who chooses to redeem an interest in a Subaccount that invests in a Portfolio that charges a redemption fee will be subject to a 1.00% fund short-term trading fee if and to the extent that the interest in the Subaccount has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Subaccount occurs when you withdraw money from your Contract from that Subaccount or transfer from that Subaccount to another Subaccount. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions, such as Automatic Rebalancing.

Here are two examples to help you understand the application of the fee.

Example 1: On Day One, you purchase 100 units of a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 58, you redeem 50 units from the Subaccount. The value of those 50 units at the time of transfer is $500.

The fee applies to the entire amount transferred. The fee is $5 (1% of $500).

Example 2: On Day One, you purchase 100 units of a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 50 you purchase an additional 50 units of the same Subaccount. On Day 65 you redeem 125 units of that Subaccount at $10 each.

The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 50 are redeemed. The 100 units purchased on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 50 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 per unit). The redemption fee is $2.50 (1% of $250).

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DEATH BENEFIT

If the last surviving Annuitant dies prior to the Annuity Date, we will, upon receipt of proof of death at the Annuity Service Center, pay a Death Benefit to the Annuitant's Beneficiary you have designated. If the death of the last surviving Annuitant occurs on or before his or her 85th birthday, the Death Benefit will equal the greater of: (1) the purchase payments paid, less any partial withdrawals and charges thereon; or (2) the Contract Value as of the end of the Valuation Period in which proof of death is received at our Annuity Service Center. If the death of the last surviving Annuitant occurs after his or her 85th birthday, the Death Benefit will equal the Contract Value as of the end of the Valuation Period in which proof of death is received at our Annuity Service Center.

Proof of death is deemed received when we have received the death certificate and all additional required paperwork, such as tax withholding forms and other required documents.

No withdrawal charge is made in connection with the payment of a Death Benefit. The Death Benefit may be paid in a single sum or applied under a fixed, variable, or combination annuity.

If you have not selected an annuity income option and the death of the last surviving Annuitant occurs prior to the Annuity Date, the Annuitant's Beneficiary may choose an available annuity income option for the Death Benefit.

We provide the opportunity to purchase an optional Death Benefit Rider at the time of issuing the Contract. This option is not available after the purchase of the Contract. There is a charge for the Death Benefit Rider as described on page <Click Here>.

If elected, the Death Benefit will be the benefit described above or the enhanced death benefit described below, whichever is greater.

The enhanced death benefit is the highest Contract Value on any Contract Anniversary, before the Annuitant reaches age 80, plus any purchase payments received by the company after such Contract Anniversary, reduced for any withdrawals after such Contract Anniversary as described in the next sentence. Any withdrawals after such Contract Anniversary will reduce the amount otherwise payable under this paragraph proportionately to the reduction in the Contract Value caused by the withdrawal.

For Contracts with net purchase payments greater than $4 million, this value can never exceed the amount calculated above, multiplied by $4 million, divided by the net purchase payments.

If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death, as defined above, is received by the Company at the Annuity Service Center.

The Owner may elect to terminate the Death Benefit rider by providing advance written notice to the company. Termination will be effective as of the date the next charge is scheduled after the company receives such notice at the Annuity Service Center.

REQUIRED DISTRIBUTIONS UPON DEATH

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within 5 years after the death of the Owner (including any Owner who is also the Annuitant). However, this requirement does not apply to Beneficiaries designated by the Owner if (1) the entire interest is payable over the lifetime (or over a period not extending beyond the life expectancy) of the recipient with distributions beginning within one year of the date of death and the recipient makes this election within 60 days of the date of death; or (2) the Owner's spouse is the recipient, in which case the spouse may elect to continue the Contract and become the Owner.

If the Owner is a trust or other "non-natural person" and the Annuitant dies before the Annuity Date, the Beneficiary's entire interest in the Contract must be distributed in the same manner as if the Owner was a living person who died prior to the Annuity Date.

If the Contract is owned jointly and either Owner dies before the Annuity Date, we will upon receipt of proof of death at the Annuity Service Center, pay the Contract Value to the surviving Owner. If prior to the Annuity Date either Owner dies and the deceased Owner is also the last surviving Annuitant, the entire interest will be paid to the Annuitant's Beneficiary.

The rules regarding required distributions after the Owner's death are described in the Statement of Additional Information. We intend to administer the Contracts to comply with federal tax law.

ANNUITY DATE

When your Contract is issued, it will generally provide for the latest permissible Annuity Date to be the first day of the calendar month following the Annuitant's 85th birthday or, if later, the first day of the calendar month following the Contract's fifth Contract Anniversary. You may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant's 90th birthday. You may change the Annuity Date by written notice received at the Annuity Service Center at least 30 days prior to the current Annuity Date then in effect. The Annuity Date must be the first day of a month. The earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.

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SELECTION OF ANNUITY INCOME OPTIONS

While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date.

If you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed. The Contract Value allocated to the Guaranteed Account, less any applicable taxes, will be applied to the purchase of the fixed portion of the annuity. The Contract Value allocated to the Variable Account, less any applicable taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Option No. 3 under Types of Annuity Income Options on page <Click Here>.

FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS

You may elect to have annuity income payments made on a fixed basis, a variable basis, or a combination of both.

  Fixed Annuity Income Payments

If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, we will transfer your Contract Value to the Guaranteed Account. The annuity income payments will be fixed in amount and duration by (1) the fixed annuity provisions selected, (2) the sex (except Contracts utilizing unisex purchase rates) and adjusted age of the Annuitant, and (3) the then current interest rates used to determine fixed annuity income payments. In no event will the interest rate be less than 3.5%.

  Variable Annuity Income Payments

If you select a variable annuity, we will transfer your Contract Value to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with (1) the applicable annuity payment rates, (2) the sex (except Contracts utilizing unisex purchase rates) and adjusted age of the Annuitant, and (3) an assumed annual investment return of 3.5%.

We calculate all subsequent variable annuity income payments based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the calculation of Annuity Unit Values is the assumption that the Total Return of a Subaccount will equal the assumed investment return. Thus, with a 3.5% assumed investment return, the Subaccount Annuity Unit Value will not change if the daily Total Return of the Subaccount is equivalent to an annual rate of return of 3.5%. If the Total Return is greater than the assumed investment return, the Subaccount Annuity Unit Value will increase; if the Total Return is less than the assumed investment return, the Subaccount Annuity Unit Value will decrease.

When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable annuity income payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease, or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.

  Combination Fixed and Variable Annuity Income Payments

If you select a combination annuity, your Contract Value will be split between the Guaranteed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.

  Important

After the Annuity Date, transfers between the Variable Account and the Guaranteed Account are not permitted. Exchanges among the variable Subaccounts, however, are permitted subject to some limitations. See Exchanges Among Subaccounts After the Annuity Date in the Statement of Additional Information.

TYPES OF ANNUITY INCOME OPTIONS

The Contract provides for three types of annuity income options. All are available on a fixed, variable, or combination basis. You may not select more than one option. If your Contract Value would provide less than $20 of monthly income, we may pay the proceeds in a single sum rather than pursuant to the selected option. In addition, we may require that annuity income payments be made entirely on a fixed basis, if the amount to be applied on a variable basis would provide an initial monthly income of less than $50.

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1. Life Annuity. We will make annuity income payments monthly during the Annuitant's lifetime ceasing with the last income payment due prior to the Annuitant's death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly income payments.

2. Joint and Survivor Annuity. Under this option we will provide monthly annuity income payments during the joint lifetimes of the Annuitant and during the lifetime of the survivor, a designated second person. There are some limitations on the use of this option for Qualified Contracts. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.

3. Life Annuity with 120 or 240 Monthly Payments Guaranteed. Under this option we provide monthly annuity income payments during the lifetime of the Annuitant, and in any event, for one hundred twenty (120) or two hundred forty (240) months certain as elected by you. In the case of a Qualified Contract, the guarantee period may not exceed the life expectancy of the Annuitant.

In the event of the death of the Annuitant under this option, the Contract provides that we will pay any guaranteed monthly income payments to the Annuitant's Beneficiary during the remaining months of the term selected. However, the Annuitant's Beneficiary may, at any time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment.

Upon the death of the Annuitant's Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Annuitant's Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Annuitant's Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Annuitant's Beneficiary is received at the Annuity Service Center.

  You may choose to have annuity income payments made on a monthly basis or at another frequency such as quarterly, semi-annually, or annually. In addition to the annuity income options provided for in the Contracts, other annuity income options may be made available by the Company.

REPORTS TO OWNERS

During the Accumulation period, four times each Contract Year, we will send you a statement of your Contract Value and any other information required by state law, including a summary of all transactions since the preceding quarterly statement.

You should verify the accuracy of your transaction confirmations and monthly statements immediately after you receive them and notify the Annuity Service Center of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

In addition, we will send you semiannual reports containing financial statements for the Variable Account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

The Guaranteed Account

Because of exemptive and exclusionary provisions, interests in the Guaranteed Account option under the Contract have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the Guaranteed Account option are not subject to the provisions of those Acts, and Empire Fidelity Investments Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Guaranteed Account option. Disclosures regarding the Guaranteed Account option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Facts About the Guaranteed Account

  As noted earlier, you may allocate net purchase payments or transfer all or a part of your Contract Value to a fixed-rate investment option funded through and guaranteed by our general account (the "Guaranteed Account"). The Guaranteed Account may also be referred to as the "Fixed Account."
  Funds in the Guaranteed Account do not fluctuate with the investment experience of our general account.

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  We guarantee that the portion of your Contract Value that is held in the Guaranteed Account will accrue interest daily at an annual rate that will never be less than 3.5%.
  When a purchase payment is received or an amount is transferred into the Guaranteed Account, an interest rate will be assigned to that amount. That rate will be guaranteed for a certain period of time depending on when the amount was allocated to the Guaranteed Account.

When this initial period expires, a new interest rate will be assigned to that amount which will be guaranteed for a period of at least a year. Thereafter, interest rates credited to that amount will be similarly guaranteed for successive periods of at least one year. Therefore, different interest rates may apply to different amounts in the Guaranteed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

More About the Contract

TAX CONSIDERATIONS

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contract. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to "non natural" persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural person, the Contract will generally not be treated as an annuity for tax purposes.)

The following discussion assumes that the Contract will be treated as an annuity for federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department's requirements.

In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account. It is not clear when additional guidance will be provided, whether it will be provided at all, or whether it will be prospective only. It is possible that if guidance is issued the Contract may need to be modified to comply with it.

In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of any Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.

The individual situation of each Owner or Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if the Owner or the Annuitant dies.

Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from another qualified plan, tax sheltered annuity, or IRA.

In addition, Qualified Contracts will not accept any subsequent contributions other than additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1) the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

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(2) the Owner's interest in the Contract cannot be forfeitable; and

(3) annuity and death benefit payments must satisfy certain minimum distribution requirements. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

Contract Values and Proceeds

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs.

  A distribution may occur in the form of a withdrawal, death benefit payment, or payments under an annuity income option.
  An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income.
  Additionally, a transfer of a Non-Qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).
  The taxable portion of a distribution is generally taxed as ordinary income.
  Taxes on Surrender of Contract Before Annuity Income Payments Begin

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract.

For Non-Qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income.

In addition, for both Qualified and Non-Qualified Contracts, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

  Taxes on Partial Withdrawals

Partial withdrawals under a Non-Qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income earned by your Contract has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your payments.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a qualified Contract is zero, and the partial withdrawal will be fully taxed.

All annuity contracts issued by the same company (or an affiliated company) to the same contract owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

  Taxes on Income Payments

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract's cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the Contract. For Qualified Contracts, the cost basis is generally zero and each annuity income payment is fully taxed.

  10% Penalty Tax on Early Withdrawals or Distributions

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1) distributions made to persons on or after age 59 1/2;

(2) distributions made after death of the Owner;

(3) distributions to a recipient who has become disabled;

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(4) distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5) in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA.

  Other Tax Information

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

In addition, in the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which minimum required annuity or death benefit distributions exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant, or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.

Empire Fidelity Investments Life's Taxes

The earnings of the Variable Account are taxed as part of our operations. Under the current provisions of the Code, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1. Owner. As the Owner named in the application, you have the rights and privileges specified in the Contract.

Prior to the Annuity Date and during the lifetime of the Annuitant, you may change the Owner, Annuitant, or any beneficiary by notifying us in writing. The Annuitant may only be changed once. You may not, however, change the Owner or Annuitant of a Qualified Contract. A change in the Owner of a Non-Qualified Contract will take effect on the date the request was signed, but it will not apply to any payments made by us before the request was received and recorded at the Annuity Service Center. Ownership changes of Non-qualified contracts may be taxable. You should consult a tax advisor before completing this type of change. On the Annuity Date, all of the Owner's rights pass to the Annuitant.

2. Annuitant's Beneficiary. The Annuitant's Beneficiary is named on the application unless later changed. The Death Benefit will be paid to the Annuitant's Beneficiary upon the death of the last surviving Annuitant prior to the Annuity Date. If no Annuitant's Beneficiary survives, the Death Benefit will be paid to the Owner or the Owner's estate. If at the time of the death of any Owner prior to the Annuity Date, that Owner is also the last surviving Annuitant, proceeds will be paid to the Annuitant's Beneficiary. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

3. Owner's Beneficiary. The Owner's Beneficiary is named on the application unless later changed. The Contract Value will be paid to the joint Owner, if any, otherwise to the Owner's Beneficiary upon the death of any Owner (unless such Owner is also the last surviving Annuitant) prior to the Annuity Date. If no Owner's Beneficiary survives, the Contract Value will be paid to the Owner's estate. If at the time of the death of any Owner prior to the Annuity Date, that Owner is also the last surviving Annuitant, proceeds will be paid to the Annuitant's Beneficiary. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

4. Contingent Annuitant. Once prior to the Annuity Date, the Owner may name a Contingent Annuitant. If a Contingent Annuitant has been named, the Owner may remove either the Annuitant or the Contingent Annuitant. If the Contingent Annuitant dies or is removed, another Contingent Annuitant cannot be named. Upon the death (if the Annuitant is not an Owner) or removal of the Annuitant prior to the Annuity Date, the Contingent Annuitant, if any, becomes the Annuitant.

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When a Contingent Annuitant becomes the Annuitant, we will change the Annuity Date to the later of the first day of the month immediately following the latest of the three following dates: (a) the Annuitant's 85th birthday; (b) the Contract's fifth anniversary; and (c) the date the Contingent Annuitant becomes the Annuitant. A Contingent Annuitant cannot be named for Qualified Contracts or if a Non-Qualified Contract is owned by a non-natural person.

5. Misstatement of Age or Sex. If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated.

If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; or (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.

6. Assignment. You may assign a Non-qualified Contract at any time during the lifetime of the Annuitant and before the Annuity Date. See Tax Considerations on page <Click Here>. No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. Your rights and the rights of any Beneficiary will be affected by an assignment. We will not be responsible for the validity of any assignment. No assignment may be made of a Qualified Contract. An assignment is (1) a change of Owner and Beneficiary to the Assignee, or (2) a change of the Contract by the Owner(s) which is not a change of Owner or Beneficiary, but their rights will be subject to the terms of the assignment.

7. Dividends. Our variable annuity Contracts are "non-participating." This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., affiliates of FMR Corp., our ultimate parent company, will distribute the Contracts. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Fidelity Funds.

The principal business address of Fidelity Brokerage Services LLC and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. We pay Fidelity Insurance Agency, Inc. sales compensation of no more than 3% of payments received.

AUTOMATIC DEDUCTION PLAN

Under the automatic deduction plan ("Automatic Annuity Builder") you can make regular payments by pre-authorized transfers from a checking account. Your checking account must be at a banking institution which is a member of ACH (Automated Clearing House). The minimum regular payment is $100. Transactions pursuant to an automatic deduction plan will be confirmed in your quarterly statement. We reserve the right to restrict your participation in the automatic deduction plan if your checking account has insufficient funds to cover the transfer.

AVAILABILITY OF UNISEX

We base annuity income payments, in part, on the sex of the Annuitant. For certain situations where the Contracts are to be used in connection with an employer sponsored benefit plan or arrangement, Federal law may require that annuity income payments be determined without regard to sex. A special endorsement to the Contract is available for this purpose. For questions regarding unisex requirements, you should consult with qualified counsel.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly dollar amount exchanges from either the Money Market Subaccount or at some future date, from the Investment Grade Bond Subaccount (the "Source Account") to any of the other variable Subaccounts but are not permitted to the Fixed Account. Dollar Cost Averaging exchanges are allowed from one Source Account only. Dollar Cost Averaging will not be allowed in conjunction with the Automatic Rebalancing feature described in this prospectus.

These monthly exchanges will take effect on the same day each month. You may select any date from the 1st to the 28th as the date for your dollar cost averaging exchanges (the Exchange Date). If the New York Stock Exchange is not open on your selected date in a particular month, the exchange will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until the balance in the Source Account is exhausted or you notify us to cancel Dollar Cost Averaging for your Contract.

The minimum monthly exchange allowed to any variable Subaccount is $250.

Dollar Cost Averaging is available at no charge. Empire Fidelity Investments Life reserves the right to modify or terminate the Dollar Cost Averaging feature.

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AUTOMATIC REBALANCING

Automatic Rebalancing is available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Investment Options. You can direct Empire Fidelity Investments Life to readjust your allocations on a quarterly, semi-annual, or annual basis to return to the allocations you select on the rebalancing instruction form. These exchanges will be made on the same day of each month. You may select any date from the 1st to the 28th as the date for your Automatic Rebalancing exchanges. If the New York Stock Exchange is not open on your selected date in a particular month, the exchanges will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until you notify us to cancel Automatic Rebalancing for your Contract.

Automatic Rebalancing will be available at no charge. Empire Fidelity Investments Life reserves the right to modify or terminate the automatic rebalancing feature.

  You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.

Please note that monthly Automatic Rebalancing may result in a short-term redemption fee imposed by certain Portfolios. For more details about this fee, including a list of the Portfolios that impose it, please see "Certain Portfolios Impose a Short-Term Redemption Fee" on page <Click Here>.

POSTPONEMENT OF PAYMENT

  In general, we will ordinarily pay any partial or full cash withdrawal within seven days after we receive your request.
  We will usually pay any Death Benefit within seven days after we receive proof of the Annuitant's death and all required documentation.
  However, we may delay payment if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Contract Owners.
  In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Guaranteed Account for not more than six months. If payment from the Guaranteed Account is delayed for more than 30 days or if less, the period required by law, it will be credited with interest from the date of withdrawal at a rate not less than 3.5% per year compounded annually or, if greater, the rate required by law.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts from the Variable Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests.

A substitution may become necessary if, in our judgment, a portfolio or fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

A Subaccount's Total Return depends on how the investments of the Subaccount perform. We determine the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccounts.

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Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a portfolio of the Funds are reinvested in shares of that portfolio.

VOTING RIGHTS

We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.

If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment advisory contract.

Under Federal Regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the investment Adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The investment portfolios of the Fidelity Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish. Other Funds may be offered to qualified plans as well.

Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.

PERFORMANCE

Performance information for the variable Subaccounts may appear in reports and advertising to current and prospective Contract Owners. The performance information is based on historical investment experience of the Funds and does not indicate or represent future performance.

  Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in fund share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges. Quotations of total return may also be shown that do not take into account certain contractual charges such as a maintenance charge. The total return percentage will be higher under this method than under the standard method described above.
  A cumulative total return reflects a Subaccount's performance over a stated period of time.
  An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Subaccount's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

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  Some Subaccounts may also advertise yield. These measures reflect the income generated by an investment in the Subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses. The standard quotations of yield reflect the maintenance charge. Quotations of yield may also be shown that do not reflect the maintenance charge. The yield calculation will be higher under this method than under the standard method.
  The Money Market Subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Subaccount over a 7 day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The Investment Grade Bond, High Income and Emerging Markets Debt Subaccounts may advertise a 30 day yield which reflects the income generated by an investment in the Subaccount over a 30 day period.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

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Appendix A

Accumulation Unit Values

Empire Fidelity Investments Variable Annuity Account A

Condensed Financial Information

Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001	18.39	19.01	7,752,678
2000	17.44	18.39	6,407,471
1999	16.72	17.44	4,136,411
1998	15.98	16.72	3,614,051
1997	15.30	15.98	2,510,803
1996	14.66	15.30	3,144,313
1995	13.99	14.66	2,086,339
1994	13.55	13.99	1,840,618
1993	13.26	13.55	644,024
1992*	13.07	13.26	458,774

* Period from 6/3/92 to 12/31/92

High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001	22.71	19.89	516,815
2000	29.53	22.71	546,640
1999	27.53	29.53	638,885
1998	29.00	27.53	854,157
1997	24.89	29.00	868,993
1996	22.05	24.89	820,013
1995	18.47	22.05	605,822
1994	18.94	18.47	413,916
1993	15.88	18.94	315,623
1992*	14.95	15.88	66,583

* Period from 6/3/92 to 12/31/92

Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001	49.49	46.65	2,469,234
2000	46.01	49.49	2,473,943
1999	43.62	46.01	3,107,272
1998	39.39	43.62	3,922,539
1997	31.05	39.39	4,666,312
1996	27.44	31.05	4,755,212
1995	20.52	27.44	4,481,146
1994	19.36	20.52	3,148,692
1993	16.54	19.36	2,020,649
1992*	15.33	16.54	516,594

* Period from 6/3/92 to 12/31/92

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Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001	71.24	58.20	2,251,331
2000	80.67	71.24	2,597,027
1999	59.17	80.67	2,559,285
1998	42.76	59.17	2,171,438
1997	34.97	42.76	2,229,721
1996	30.80	34.97	2,503,391
1995	22.98	30.80	2,004,576
1994	23.22	22.98	1,448,467
1993	19.64	23.22	938,534
1992*	17.67	19.64	300,602

* Period from 6/3/92 to 12/31/92

Overseas Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001	29.87	23.36	767,037
2000	37.22	29.87	919,806
1999	26.31	37.22	932,993
1998	23.52	26.31	967,204
1997	21.30	23.52	1,059,560
1996	19.00	21.30	1,151,640
1995	17.50	19.00	930,291
1994	17.37	17.50	1,472,775
1993	12.79	17.37	863,085
1992*	15.42	12.79	57,728

* Period from 6/3/92 to 12/31/92

Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001	21.92	23.59	2,700,700
2000	19.87	21.92	960,552
1999	20.24	19.87	854,243
1998	18.75	20.24	986,932
1997	17.36	18.75	442,121
1996	16.99	17.36	382,801
1995	14.63	16.99	358,773
1994	15.35	14.63	270,642
1993	13.98	15.35	346,042
1992*	13.40	13.98	184,492

* Period from 6/3/92 to 12/31/92

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Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001	29.73	28.28	2,470,528
2000	31.19	29.73	2,617,181
1999	28.30	31.19	2,929,733
1998	24.80	28.30	3,305,949
1997	20.76	24.80	3,604,315
1996	18.29	20.76	3,900,514
1995	15.80	18.29	4,435,615
1994	16.99	15.80	6,284,783
1993	14.18	16.99	5,376,522
1992*	13.47	14.18	1,765,922

* Period from 6/3/92 to 12/31/92

Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001	33.99	29.64	2,780,870
2000	37.78	33.99	2,962,199
1999	31.60	37.78	3,374,350
1998	24.83	31.60	3,273,507
1997	18.90	24.83	3,001,334
1996	15.54	18.90	1,887,371
1995	11.44	15.54	802,405
1994	11.44	11.44	210,179
1993	10.53	11.44	166,568
1992*	10.17	10.53	57,596

* Period from 11/2/92 to 12/31/92

Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001	20.78	19.09	1,047,906
2000	23.93	20.78	1,211,816
1999	20.93	23.93	1,348,488
1998	17.95	20.93	1,483,958
1997	14.50	17.95	1,760,200
1996	12.20	14.50	1,163,007
1995*	10.00	12.20	396,158

* Period from 1/9/95 to 12/31/95

Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001	30.14	26.24	4,850,095
2000	32.54	30.14	5,520,275
1999	26.40	32.54	6,109,331
1998	20.47	26.40	6,211,520
1997	16.66	20.47	6,419,636
1996	13.87	16.66	5,882,023
1995*	10.00	13.87	3,685,097

* Period from 1/9/95 to 12/31/95

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Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001	13.29	11.28	1,030,600
2000	16.15	13.29	1,206,454
1999	15.62	16.15	1,944,990
1998	12.63	15.62	2,691,359
1997*	10.00	12.63	2,558,459

* Period from 1/27/97 to 12/31/97

Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001	13.77	13.44	696,812
2000	14.50	13.77	544,049
1999	13.98	14.50	618,139
1998	11.98	13.98	537,166
1997*	10.00	11.98	371,377

* Period from 1/27/97 to 12/31/97

Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001	16.87	15.27	2,319,955
2000	17.65	16.87	2,461,764
1999	16.29	17.65	3,400,637
1998	12.68	16.29	3,974,242
1997*	10.00	12.68	2,163,555

* Period from 1/27/97 to 12/31/97

Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001	11.21	10.76	3,355,924
2000*	10.00	11.21	3,559,175

* Period from 4/30/00 to 12/31/00

Consumer Industries

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001*	10.00	9.79	30,048

* Period from 7/30/01 to 12/31/01

Cyclical Industries Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001*	10.00	10.12	40,188

* Period from 7/30/01 to 12/31/01

Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001*	10.00	9.74	220,235

* Period from 7/30/01 to 12/31/01

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Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001*	10.00	10.17	485,975

* Period from 7/30/01 to 12/31/01

Natural Resource Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001*	10.00	9.38	61,169

* Period from 7/30/01 to 12/31/01

Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001*	10.00	9.46	365,896

* Period from 7/30/01 to 12/31/01

Telecommunications & Utilities Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001*	10.00	8.68	51,910

* Period from 7/30/01 to 12/31/01

Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001	10.56	11.53	104,824
2000	9.55	10.56	66,876
1999	7.44	9.55	29,863
1998	10.48	7.44	36,909
1997*	10.00	10.48	32,130

* Period from 11/24/97 to 12/31/97

Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001	8.85	8.21	367,417
2000	14.68	8.85	446,604
1999	7.56	14.68	377,828
1998	10.05	7.56	71,567
1997*	10.00	10.05	20,806

* Period from 11/24/97 to 12/31/97

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Global Value Equity Subaccount**

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001	13.18	12.15	154,160
2000	11.92	13.18	109,456
1999	11.54	11.92	125,106
1998	10.25	11.54	152,473
1997*	10.00	10.25	29,979

* Period from 11/24/97 to 12/31/97

** Formerly known as Global Equity Fund.

International Magnum Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001	11.49	9.20	73,201
2000	13.23	11.49	80,524
1999	10.65	13.23	76,112
1998	9.86	10.65	75,635
1997*	10.00	9.86	17,042

* Period from 11/24/97 to 12/31/97

PBHG Growth II Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001	17.71	10.46	1,234,860
2000	21.42	17.71	1,397,339
1999	10.90	21.42	573,557
1998	10.15	10.90	38,979
1997*	10.00	10.15	11,877

* Period from 11/24/97 to 12/31/97

Select Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001	17.75	17.91	1,391,671
2000	15.18	17.75	907,847
1999	14.05	15.18	225,231
1998	10.27	14.05	154,968
1997*	10.00	10.27	18,440

* Period from 11/24/97 to 12/31/97

Select 20 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001	25.24	15.98	1,821,876
2000	33.42	25.24	2,368,742
1999	16.80	33.42	2,059,461
1998	10.42	16.80	1,691,752
1997*	10.00	10.42	54,758

* Period from 11/24/97 to 12/31/97

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Small Cap Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001	17.83	18.76	1,468,383
2000	13.20	17.83	1,067,503
1999	11.48	13.20	148,694
1998	10.43	11.48	248,781
1997*	10.00	10.43	51,781

* Period from 11/24/97 to 12/31/97

Technology & Communications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001	24.65	11.66	3,145,306
2000	42.93	24.65	3,896,933
1999	12.94	42.93	3,541,083
1998	9.87	12.94	221,015
1997*	10.00	9.87	34,037

* Period from 11/24/97 to 12/31/97

Mid Cap Growth Fund II Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001	20.82	14.30	1,059,468
2000	24.65	20.82	1,386,821
1999	13.08	24.65	867,315
1998	10.25	13.08	67,817
1997*	10.00	10.25	15,649

* Period from 11/24/97 to 12/31/97

Opportunity Fund II Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001	16.17	15.45	621,202
2000	15.29	16.17	448,247
1999	11.43	15.29	330,339
1998	10.15	11.43	267,972
1997*	10.00	10.15	31,571

* Period from 11/24/97 to 12/31/97

International Focus Subaccount**

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001	11.56	8.91	154,415
2000	15.73	11.56	200,480
1999	10.33	15.73	123,854
1998	9.89	10.33	29,229
1997*	10.00	9.89	3,206

* Period from 11/24/97 to 12/31/97

** Formerly known as International Equity Fund.

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Global Post-Venture Capital Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001	14.13	10.00	145,542
2000	17.57	14.13	195,085
1999	10.83	17.57	51,197
1998	10.25	10.83	45,815
1997*	10.00	10.25	6,514

* Period from 11/24/97 to 12/31/97

Small Cap Growth Subaccount**

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2001	13.38	11.15	534,508
2000	16.47	13.38	674,515
1999	9.82	16.47	258,085
1998	10.19	9.82	93,472
1997*	10.00	10.19	28,265

* Period from 11/24/97 to 12/31/97

** Formerly known as Small Company Growth Fund.

EVA7

Table of Contents of the
Statement of Additional Information

Accumulation Units
Fixed Annuity Income Payments
Variable Annuity Income Payments
Hypothetical Illustrations of Annuity Income Payouts
General Information
Performance
Transfers Among Subaccounts After the Annuity Date
Unavailability of Annuity Income Options in Certain Circumstances
IRS Required Distributions
Safekeeping of Variable Account Assets
Distribution of the Contracts
State Regulation
Legal Matters
Registration Statement
Independent Accountants
Financial Statements

Investment Company Act of 1940 File no. 811-6388
EVA7-PRO-0402
1.756512.101

EVA7

INDIVIDUAL RETIREMENT ANNUITY
DISCLOSURE STATEMENT

1. Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Account (IRA). For this reason, it is important that you read this statement carefully.

Revocation

2. You are allowed to revoke or cancel your IRA within thirty (30) days of the date you receive the IRA contract. A revocation treats an IRA as if it never existed, and entitles you to a full refund of your contract value at the time of revocation plus any amount deducted from your contribution prior to such time. If you revoke within the first seven (7) days you will receive the entire amount you paid if it is greater than the contract value.

You may revoke your IRA by mailing or delivering a notice of revocation to:

Empire Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 3767
New York, NY 10277-0433

Any question regarding this procedure may be directed to a Fidelity Insurance Specialist at 1-800-544-2442.

Contributions

3. You may establish an IRA for the purpose of rolling over all or a portion of your distribution from a qualified plan, tax sheltered annuity or other IRA. If you retire, terminate your employment prior to retirement age, or become disabled, and you are entitled to a single sum distribution, all or a portion of the distribution may be transferred to a qualifying IRA tax-free if done within 60 days of receipt of the single sum distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the qualified plan distribution.

4. Subsequent contributions, other than additional rollover contributions from another qualified plan, tax sheltered annuity or IRA, will not be accepted.

5. No deduction is allowed for a rollover contribution which is not treated as income to the individual.

Investments

6 The assets in your IRA are nonforfeitable, subject to the surrender charges specified in the IRA contract.

7. The assets in your IRA cannot be commingled with other property except in a common trust fund or common investment fund.

8. No part of the IRA may be invested in life insurance or endowment contracts.

Distributions

9. Distributions from your IRA will be included in your gross income for Federal income tax purposes for the year in which you receive them, except to the extent treated under the tax law as a recovery of non-deductible contribution if any.

10. To the extent it's included in gross income, a distribution from your IRA made before age 59 1/2 will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is (1) rolled over or transferred to another IRA; (2) is made on account of your death or disability; (3) is one of a scheduled series of payments over your life or life expectancy or the joint lives or joint life expectancies of yourself and the second person designated by you; or (4) satisfies some other exception to this penalty tax.

11. You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. Subsequent distributions must be made by December 31 of each year.

12. You may select one of the following methods of distribution for the assets of this IRA:

(a) Distribution as an annuity over your life or your life and the life of a second person designated by you;

(b) Distribution as an annuity for a period certain not to exceed your life expectancy or the joint life expectancy of yourself and a second person designated by you;

FVA-91200

(c) Single sum payment; or

(d) Partial withdrawals that, together with withdrawals from your other IRAs, satisfy the minimum distribution requirements discussed below.

(See Contract and Endorsement for a full description of these permissible distribution methods.)

13. Once distributions are required to begin, they must not be less than the amount each year (determined in accordance with IRS Regulations) which would exhaust the value of all your IRAs over the required distribution period. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.

14. If you die after distribution of the IRA has commenced, the remaining balance must continue to be distributed under the same or a more rapid method of distribution.

15. If you die before distribution of the IRA commences, the entire balance must be distributed to the beneficiary within five (5) years unless:

(a) The beneficiary is your surviving spouse and the beneficiary either treats the IRA as his or her own IRA or elects to receive payments over his or her own life or life expectancy commencing at any date prior to the later of (i) December 31 of the calendar year immediately following the calendar year of your death, or (ii) December 31 of the calendar year in which you would have reached age 70 1/2; or

(b) The beneficiary is not your surviving spouse and the beneficiary elects to have the IRA distributed over his or her life expectancy commencing on or before December 31 of the calendar year immediately following the calendar year of your death.

16. You may rollover all or a portion of your IRA into another IRA or individual retirement account and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.

Other Tax Considerations

17. Distributions are taxed as ordinary income under Federal income tax laws.

18. The tax treatment of single sum distributions under Section 402(e) of the Code is not applicable to distributions from IRAs.

19. Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.

20. The Contract has been approved as to form for use as an IRA by the Internal Revenue Service. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

21. Further information can be obtained from any district office of the Internal Revenue Service.

Prohibited Transactions

22. If any of the events prohibited by Section 4975 of the Code (such as any sale, exchange or leasing of any property between you and your IRA) occur during the existence of your IRA, your Contract will be disqualified and the entire balance in your Contract will be treated as if distributed to you, as of the first day of the year in which the prohibited event occurs. This "distribution" would be subject to ordinary income tax and, if you were under age 59 1/2 at the time, to the 10% penalty tax on premature distributions.

23. If you or your beneficiary borrow any money under, or by use of, all or a portion of your IRA, then your Contract will lose its qualification as an IRA, and the entire balance will be treated as a distribution to you and subject to a 10% penalty tax on premature distributions, discussed above.

Financial Information

24. The value of your investment will depend on how you allocate funds between the Guaranteed Account and the subaccounts of the Variable Account. The Company guarantees that the portion of your contract value that is held in the Guaranteed Account will accrue interest daily at specified interest rates that vary from time to time. With respect to funds allocated to the Variable Account, the value will depend upon the actual investment performance of the subaccounts that you choose; no minimum value is guaranteed. See your prospectus for a more detailed description.

25. As further described in the prospectus, the following are all the charges that the Company currently makes:

(a) Administrative Charge

The Company currently deducts an annual maintenance charge of $30 on each contract anniversary. This charge is currently waived if total payments, less any withdrawals, equal at least $25,000.

The Company also deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.05%. This charge is not made against the Guaranteed Account.

(b) Mortality and Expense Risk Charge

The Company deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.75%. This charge is not made against the Guaranteed Account.

(c) Portfolio Expenses

The portfolios associated with the Variable Account incur operating expenses and pay monthly management fees. The level of expenses vary by portfolio. This charge is not made against the Guaranteed Account.

FVA-91200

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

RETIREMENT RESERVES
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2002

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2002, without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Service Agreements	<Click Here>
Accumulation Units	<Click Here>
Fixed Annuity Income Payments	<Click Here>
Variable Annuity Income Payments	<Click Here>
Hypothetical Illustrations of Annuity Income Payouts	<Click Here>
General Information	<Click Here>
Performance	<Click Here>
Exchanges Among Subaccounts After the Annuity Date	<Click Here>
Unavailability of Annuity Income Options in Certain Circumstances	<Click Here>
IRS Required Distributions	<Click Here>
Safekeeping of Variable Account Assets	<Click Here>
Distribution of the Contracts	<Click Here>
State Regulation	<Click Here>
Legal Matters	<Click Here>
Registration Statement	<Click Here>
Independent Accountants	<Click Here>
Financial Statements	<Click Here>

EVA7-ptb-0402
1.756513.102

SERVICE AGREEMENTS

We have entered into a service agreement with Fidelity Investments Life Insurance Company ("FILI"), our parent. FILI may provide accounting, underwriting, claims, actuarial and data processing services.

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the Prospectus. Accumulation Units are adjusted for any transfers into or out of a Subaccount.

For each variable Subaccount, the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at the Accumulation Unit Value of the comparable subaccount of similar contracts offered by an affiliated company. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.80%.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

FIXED ANNUITY INCOME PAYMENTS

The amount of monthly annuity income payments for a selected fixed annuity income option or the fixed portion of a selected combination annuity income option is calculated by applying the proceeds payable to the income payment rates for the option selected. Annuity income payments will be the larger of:

(a) The income based on the rates shown in the Contract's Annuity Tables for the option chosen; and

(b) The income calculated by applying the proceeds as a single premium to our single premium annuity rates in effect on the date of the first income payment for the same option.

Annuity income payments under a fixed annuity or fixed portion of a combination annuity will not vary in dollar amount and will not be affected by the investment performance of the Variable Account. Amounts used to purchase a fixed annuity may not be later transferred to a variable annuity.

VARIABLE ANNUITY INCOME PAYMENTS

If a variable annuity is selected, annuity income payments will vary in amount in accordance with the investment performance of the elected Subaccounts of the Variable Account. If a combination annuity is selected, annuity income payments attributable to the variable portion of the annuity will likewise vary. On the Annuity Date, the amount of the first annuity income payment is calculated by applying the proceeds payable to the annuity table shown in the Contract (or any more favorable annuity rates we may offer on the Annuity Date) for the option chosen.

The dollar amount of the first annuity income payment attributable to each variable Subaccount is then divided by each Subaccount's then current Annuity Unit Value (Annuity Units are explained in the Prospectus) to establish the total number of Annuity Units that will be the basis for determining later annuity income payments. Annuity income payments after the first will be equal to the sum of the number of Annuity Units determined in this manner for each Subaccount multiplied by the then current Annuity Unit Value for each Subaccount, which (as explained in the Prospectus) depends upon the Net Investment Factor for the Subaccount adjusted by a factor to neutralize the assumed rate of return used in the calculation of annuity income payments. The number of Annuity Units remains fixed for all annuity income payments, unless a transfer is made. The dollar amount of the annuity income payments may change from payment to payment. We guarantee that the dollar amount of each annuity income payment after the first will not be affected by variations in mortality experience from the mortality assumptions used to determine the first annuity income payment.

To illustrate the above description of how annuity income payments are determined, consider the following example. A male age 65 applies $50,000 to purchase a lifetime income for himself with payments to be made for at least 10 years (even if the Annuitant dies shortly after payments have begun). Annuity income payments are to be made on a monthly basis with the first annuity income payment to be made immediately. The variable pay-out option is chosen with the amount of each income payment dependent on the actual investment performance of the Subaccounts that are selected. Using an Assumed Investment Rate of 3.5%, the initial monthly income amount is $280.00. The investment selection is 50% in Portfolio A and 50% in Portfolio B.

At Annuitization		Portfolio A	Portfolio B
(a)	Initial Monthly Annuity Income Payment	$ 140.00	$ 140.00
(b)	Annuity Unit Value	1.23456	1.32465
(c)	Income in Units	113.401	105.688

The monthly annuity income payment allocated to each Subaccount is translated into Annuity Units using the Annuity Unit Value at the time of annuitization. Since each Subaccount is likely to have a different Annuity Unit Value, the total number of Annuity Units is not informative, rather you need to look at:

	# Annuity Units	X	Annuity Unit Value	=	Annuity Income Payment
Portfolio A	113.401		1.23456		140.00
Portfolio B	105.688		1.32465		140.00
					$ 280.00

Assume that during the next month, the investment results for each subaccount are:

		Portfolio A	Portfolio B
(d)	Actual Net Investment Results	.4074%	.1652%
(e)	Assumed Investment Results	.2871%	.2871%
(f)	Relative Performance Factor	1.00120	.99878

Line (d) shows the net investment result after the charge for assuming mortality and expense risks and the administrative charge (0.80% on an annual basis) and the charge for investment advisory fees and fund expenses. Line (e) shows the investment results that were assumed in the calculation of the initial monthly annuity income payment, 3.5% on an annual basis. Line (f) represents how much $1 invested at the start of the month in each of the subaccounts would have grown relative to $1 earning 3.5%. The formula for calculating the Relative Performance Factor is (1+ (d)) divided by (1 + (e)).

Note that since line (f) is more than 1 for Portfolio A and less than 1 for Portfolio B, the Portfolio A subaccount has earned more than 3.5% on an annual basis while the Portfolio B subaccount has earned less than 3.5% on an annual basis.

The Annuity Unit Value grows with the actual investment performance relative to the assumption of 3.5%. If a Subaccount earns more than 3.5% on an annual basis, then the Annuity Unit Value will increase. Conversely, if less than 3.5% is earned, the Annuity Unit Value will decrease. The Annuity Unit Value at the time of the second monthly income payment is the Annuity Unit Value for the prior month (line b) multiplied by the Relative Performance Factor (line f).

		Portfolio A	Portfolio B
(b)	Annuity Unit Value (prior)	1.23456	1.32465
(f)	Relative Performance Factor	1.00120	.99878
(g)	Annuity Unit Value (current)	1.23604	1.32303

Except for exchanges between Subaccounts, the number of Annuity Units remains fixed throughout the lifetime of the Annuitant. The value of each annuity income payment, however, varies because the Annuity Unit Value is usually changing as a result of investment experience. The second monthly payment is calculated by multiplying the number of payment units by the current Annuity Unit Value.

		Portfolio A	Portfolio B
(c)	Monthly Income in Units	113.40	105.688
(g)	Annuity Unit Value (current)	1.23604	1.32303
(h)	Monthly Income (in dollars)	$ 140.17	$ 139.83

Note that the Annuity Unit Value and the Monthly Income for the Portfolio A portion of the payment has increased whereas the opposite is true for the Portfolio B portion. The second monthly annuity income payment would be the sum for each Subaccount, or $280.00.

To illustrate the possible volatility of the annuity income payments, assume that during the following month, the investment results for each Subaccount are:

		Portfolio A	Portfolio B
(i)	Actual Net Investment Results	15.50%	-13.00%
(e)	Assumed Investment Results	.2871%	.2871%
(j)	Relative Performance Factor	1.15169	.86751

The Annuity Unit Value at the time of the third monthly annuity income payment is the Annuity Unit Value for the prior month (line g) multiplied by the Relative Performance Factor (line j):

		Portfolio A	Portfolio B
(g)	Annuity Unit Value (prior)	1.23604	1.32303
(j)	Relative Performance Factor	1.15169	.86751
(k)	Annuity Unit Value (current)	1.42353	1.14774

The third monthly annuity income amount is calculated by multiplying the number of payment units by the current Annuity Unit Value:

		Portfolio A	Portfolio B
(c)	Income in Units	113.401	105.688
(k)	Annuity Unit Value (current)	1.42353	1.14774
(l)	Monthly Income (in dollars)	$ 161.43	$ 121.30

Note that the Annuity Unit Value and the Monthly Income for Portfolio A portion of the income amount have again increased but to a much greater extent than before whereas the opposite is true for the Portfolio B portion. The third monthly annuity income payment would be the sum for each subaccount, or $282.73.

An illustration of annuity income payments under various rates appears in the tables on pages <Click Here> and <Click Here>. The monthly equivalents of the annual net returns of -1.95%, 3.50%, 3.93%, 5.89%, 7.85% and 9.82% shown in the tables are -0.16%, 0.29%, 0.32%, 0.48%, 0.63% and 0.78%.

HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity income payments would vary over time if the return on the assets in the selected portfolios were a uniform gross annual rate of 0%, 5.56%, 6%, 8%, 10% and 12%. The values would be different from those shown if the returns averaged 0%, 5.56%, 6%, 8%, 10% or 12% but fluctuated over and under those averages throughout the years.

The tables reflect the fact that the Total Return of the Subaccounts is lower than the gross return of the selected portfolios. The tables reflect the daily charge to the Subaccounts for assuming mortality and expense risks, which is equivalent to an effective annual charge of 0.75% and the daily administrative charge which is equivalent to an effective annual charge of 0.05%. The amounts shown in the tables also take into account the portfolios' management fees and operating expenses which are assumed to be at an annual rate of 1.16% of the average daily net assets of the selected portfolios. This 1.16% figure consists of assumed management fees of 0.67% and assumed operating expenses of 0.49%, figures based on the average of current management fees and operating expenses. Actual fees and expenses of the portfolios associated with your Contract may be more or less than 1.16%, will vary from year to year, and will depend on how you allocate your investment base. See the current prospectuses for the Funds for more complete information. The monthly annuity income payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income payments is generally described in the section of your current prospectus entitled "Tax Considerations."

The tables show both the gross rate and the net rate. The difference between gross and net rates represent the 0.80% risk and administrative charges and the assumed 1.16% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 1.96%.

Two tables follow. The first table assumes 100% of the Contract Value is allocated to a variable annuity income option; the second table assumes 50% of the Contract Value is placed under a fixed annuity income option, using the fixed crediting rate Empire Fidelity Investments Life offered on the fixed annuity income option at the date of the illustration. Both illustrations assume that the final value of the accumulation account is $50,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter. When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and the assumption that the Subaccounts' Total Return will be 3.5% per year. Thus, actual performance greater than a net return of 3.5% will result in increasing annuity income payments and performance less than 3.5% per year will result in decreasing annuity income payments. We may offer alternative Assumed Investment Returns from which you may select. Fixed annuity income payments remain constant. Initial monthly annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

These tables show the monthly income payments for several hypothetical constant rates of return. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years. Upon request and when you are considering an annuity income option, we will furnish a comparable illustration based on your individual circumstances.

ANNUITY PAY-OUT ILLUSTRATION
(100% VARIABLE PAYOUT)

ANNUITANT: John Doe

GROSS AMOUNT OF CONTRACT VALUE APPLIED: $50,000

DATE OF BIRTH: 2/1/1937 STATE PREMIUM TAX: 0%

SEX: Male DATE OF ILLUSTRATION: 2/1/2002

ANNUITY OPTION SELECTED: Lifetime Income with annuity income payments guaranteed for 10 years(1)

FREQUENCY OF ANNUITY
INCOME PAYMENTS: Monthly payments with first payment the first of the month after annuitization

FIXED MONTHLY ANNUITY INCOME PAYMENT AVAILABLE ON THE DATE OF THE ILLUSTRATION IF 100% FIXED ANNUITY OPTION SELECTED: $357.50

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO THE VARIABLE PAYOUT

NET RETURN AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE, NO MINIMUM DOLLAR AMOUNT IS GUARANTEED

AMOUNT OF FIRST MONTHLY ANNUITY INCOME PAYMENT IN YEAR SHOWN
ASSUMING A CONSTANT ANNUAL INVESTMENT RETURN OF:

			Gross:	0.00%	5.56%	6.00%	8.00%	10.00%	12.00%
PAYMENT YEAR	CALENDAR YEAR	AGE	Net(2):	-1.95%	3.50%	3.93%	5.89%	7.85%	9.82%
1	2002	65		280	280	280	280	280	280
2	2003	66		265	280	281	286	292	297
3	2004	67		251	280	282	293	304	315
4	2005	68		238	280	284	300	317	334
5	2006	69		226	280	285	307	330	355
10	2011	74		172	280	291	344	406	477
15	2016	79		131	280	297	385	498	642
20	2021	84		100	280	303	432	612	863

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATES SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. SINCE IT IS HIGHLY LIKELY THAT INVESTMENT RETURNS WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (TO THE EXTENT THAT IS BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY EMPIRE FIDELITY INVESTMENTS LIFE OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

(1) Monthly annuity income payments cease upon the death of the Annuitant if the Annuitant dies after the 10 year Guarantee Period. If the Annuitant dies during the Guarantee period, annuity income payments will continue until the end of the Period. The cumulative amount of annuity income payments received under the annuity depends on how long the Annuitant lives after the Guarantee Period. An annuity pools the mortality experience of annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

(2) The illustrated net return reflects the deduction of average fund expenses and the 0.80% risk/administrative charge from the gross return.

ANNUITY PAY-OUT ILLUSTRATION
(50% VARIABLE - 50% FIXED PAYOUT)

ANNUITANT: John Doe

GROSS AMOUNT OF CONTRACT VALUE APPLIED: $50,000

DATE OF BIRTH: 2/1/1937 STATE PREMIUM TAX: 0%

SEX: Male DATE OF ILLUSTRATION: 2/1/2002

ANNUITY OPTION SELECTED: Lifetime Income with annuity income payments guaranteed for 10 years(1)

FREQUENCY OF ANNUITY
INCOME PAYMENTS: Monthly payments with first payment the first of the month after annuitization

FIXED MONTHLY ANNUITY INCOME PAYMENT AVAILABLE ON THE DATE OF THE ILLUSTRATION IF 100% FIXED ANNUITY OPTION SELECTED: $357.50

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 50% OF THE CONTRACT VALUE IS ALLOCATED TO THE VARIABLE PAYOUT AND 50% TO THE FIXED PAYOUT

NET RETURN AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE, BUT WILL NEVER BE LESS THAN $180.00. THE MONTHLY GUARANTEED PAYMENT OF $178.75 IS BEING PROVIDED BY THE $25,000 APPLIED UNDER THE FIXED ANNUITY OPTION.

AMOUNT OF FIRST MONTHLY ANNUITY INCOME PAYMENT IN YEAR SHOWN
ASSUMING A CONSTANT ANNUAL INVESTMENT RETURN OF:

			Gross:	0.00%	5.56%	6.00%	8.00%	8.00%	12.00%
PAYMENT YEAR	CALENDAR YEAR	AGE	Net(2):	-1.95%	3.50%	3.93%	5.89%	7.85%	9.82%
1	2002	65		319	319	319	319	319	319
2	2003	66		311	319	319	322	325	327
3	2004	67		304	319	320	325	331	336
4	2005	68		298	319	321	329	337	346
5	2006	69		292	319	321	332	344	356
10	2011	74		265	319	324	351	382	417
15	2016	79		244	319	327	371	428	500
20	2021	84		229	319	330	395	485	610

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATES SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. SINCE IT IS HIGHLY LIKELY THAT INVESTMENT RETURNS WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (TO THE EXTENT THAT IS BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY EMPIRE FIDELITY INVESTMENTS LIFE OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

(1) Monthly annuity income payments cease upon the death of the Annuitant if the Annuitant dies after the 10 year Guarantee Period. If the Annuitant dies during the Guarantee period, annuity income payments will continue until the end of the Period. The cumulative amount of annuity income payments received under the annuity depends on how long the Annuitant lives after the Guarantee Period. An annuity pools the mortality experience of annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

(2) The illustrated net return reflects the deduction of average fund expenses and the 0.80% risk/administrative charge from the gross return.

GENERAL INFORMATION

We may advertise quotes of Contract Owners discussing ways to use Retirement Reserves in retirement planning, its efficiency and ease of use, and the level of service provided by Empire Fidelity Investments Life. Any such advertisements will not include testimonials concerning the Funds or the Funds' investment adviser. We may also advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a plan, a policyowner invests a fixed dollar amount in a Subaccount thereby purchasing fewer units when prices are high and more units when prices are low. While such a strategy does not assure a profit nor guard against a loss in a declining market, the Contract Owner's average cost per unit can be lower than if fixed numbers of units had been purchased at those intervals. In evaluating such a plan, Contract Owners should consider their ability to continue purchasing units through periods of low price levels. In addition, we may from time to time use statistics in advertising to support the growth of annuity sales. Information to support these statistics may be obtained from the Life Insurance Marketing Research Association, A.M. Best, American Council of Life Insurers or the Variable Annuity Research and Data Service.

From time to time, we may reprint and use as advertising and sales literature, articles or quotes from financial or business publications and periodicals. In addition, we may reference or discuss the products and services of other affiliated companies, which may include: Fidelity funds; retirement investing; brokerage products and services; saving for college; and charitable giving.

We may also provide information to help individuals understand their investment goals and explore various financial strategies. In communicating these strategies, we may:

  compare the differences between tax deferred and taxable investments;
  discuss factors to consider when purchasing the contract;
  discuss the effects of probate when transferring the contract to heirs;
  discuss traditional sources of retirement income and products which may be used to supplement that income;
  discuss effects of inflation on fixed-income sources and how the variable investment options may be used as a potential hedge against inflation during the deferral and income periods;
  illustrate and compare the effects additional payments have on a contract;
  discuss strategies of reducing risk through diversification of purchase payments and providing hypothetical investment mixes;
  discuss past returns of different classes of investments based on data supplied through various sources such as Ibbotson Associates of Chicago, Illinois; and
  assist policyholders with inquiries regarding their annuity.

This information may be obtained from various sources such as: the U.S. Department of the Treasury, U.S. Department of Labor, Statistical Abstract of the U.S. and Individual Annuitant Mortality Table. We may present this information through various methods such as charts, graphs, illustrations, and tables.

You may purchase the Contract with proceeds from various sources such as transactions qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings. Also, we receive fees from the funds' Advisers for administrative services we provide.

PERFORMANCE

Performance information for any Subaccount may be compared, in reports and advertising to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue's Money Market Institutional Averages and other indices; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

The tables below provide performance results for each Subaccount through December 31, 2001. The performance information is based on the historical investment experience of the Subaccounts and of the Portfolios. It does not indicate or represent future performance.

Total Return

Total returns quoted in advertising reflect all aspects of a Subaccount's return, including the automatic reinvestment by the separate account of all distributions and any change in the Subaccount's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.

Table 1 shows the average annual total return on a hypothetical investment in the Subaccounts for the last year, from the date that the Portfolios began operations, and, for Portfolios in existence for five years or more, for five years, assuming that the Contract was surrendered December 31, 2001. For any Portfolio in existence ten years or more, figures are shown for a ten year period. Life returns are also shown from the date that each Portfolio began in the separate account. The average annual total returns shown in Table 1 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1 +T)n = ERV where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. The returns reflect the risk and administrative charge of 0.80% (1% on an annual basis prior to November 1, 1997) and the maintenance charge. Since the Contract is intended as a long-term product, the table also shows the average annual total return assuming that no money was withdrawn from the Contract. The average annual total return is also shown for Contracts with at least $25,000 of premium and assuming no money is withdrawn from the Contract. The average annual total return would be larger for these Contracts because there is currently no maintenance charge on these larger Contracts. The first column shows the average annual total return if you do not surrender the Contract and the maintenance charge is applied and the second column shows the average annual total return if you do not surrender the Contract and no maintenance charge is applied to the Contract.

Table 1: Average Annual Total Return for Period Ending on December 31, 2001.

Performance information for the Portfolios of Variable Insurance Products Fund IV will be available one year after they have been in operation. The Portfolios in Variable Insurance Products IV are Consumer Industries Portfolio, Cyclical Industries Portfolio, Health Care Portfolio, Financial Services Portfolio, Natural Resources Portfolio, Technology Portfolio, and Telecommunications & Utilities Growth Portfolio.

(a) One Year Average Annual Total Return For Contracts Issued on December 31, 2000:

Fidelity	Return If Contract Continued or Surrendered and Maintenance Charge Applied	Return If Contract Continued and Maintenance Charge Not Applicable
Asset Manager	(4.87)%	(4.86)%
Asset Manager: Growth	(8.15)%	(8.14)%
Balanced	(2.38)%	(2.37)%
Contrafund	(12.96)%	(12.95)%
Equity-Income	(5.73)%	(5.72)%
Growth	(18.32)%	(18.31)%
Growth & Income	(9.49)%	(9.48)%
Growth Opportunities	(15.12)%	(15.11)%
High Income	(12.45)%	(12.44)%
Index 500	(12.82)%	(12.81)%
Investment Grade Bond	7.58%	7.59%
Mid Cap	(4.00)%	(3.99)%
Money Market	3.34%	3.35%
Overseas	(21.81)%	(21.80)%
Consumer Industries	N/A	N/A
Cyclical Industries	N/A	N/A
Financial Services	N/A	N/A
Health Care	N/A	N/A
Natural Resources	N/A	N/A
Technology	N/A	N/A
Telecommunications & Utilities Growth	N/A	N/A
Morgan Stanley
Emerging Markets Debt	9.20%	9.21%
Emerging Markets Equity	(7.25)%	(7.24)%
Global Value Equity[3]	(7.80)%	(7.79)%
International Magnum	(19.95)%	(19.94)%
PBHG
Growth II4	(40.96)%	(40.95)%
Select 20[4]	(36.69)%	(36.68)%
Select Value[4]	.89%	.90%
Small Cap Value[4]	5.20%	5.21%
Technology & Communications[4]	(52.71)%	(52.70)%
Strong
Mid Cap Growth Fund II	(31.34)%	(31.33)%
Opportunity Fund II	(4.49)%	(4.48)%
Credit Suisse
International Focus[1]	(22.91)%	(22.90)%
Global Post-Venture Capital	(29.22)%	(29.21)%
Small Cap Growth[2]	(16.70)%	(16.69)%

1 Formerly known as International Equity Fund.

2 Formerly known as Small Company Growth Fund.

3 Formerly known as Global Equity Fund.

4 The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance may have been lower.

(b) Average Annual Total Return If Contract Issued at Commencement of Portfolio (which in most cases it was not):

Subaccount	Portfolio's Start Date	Return If Contract Continued and Maintenance Charge Applied	Return If Contract Continued and Maintenance Charge Not Applicable
Fidelity
Asset Manager	9/6/89	8.82%	8.85%
Asset Manager: Growth	1/3/95	9.65%	9.67%
Balanced	1/3/95	7.56%	7.58%
Contrafund	1/3/95	14.72%	14.73%
Equity-Income	10/9/86	10.97%	11.03%
Growth	10/9/86	12.64%	12.69%
Growth & Income	12/31/96	9.18%	9.19%
Growth Opportunities	1/3/95	8.45%	8.47%
High Income	9/19/85	5.89%	5.95%
Index 500	8/27/92	12.38%	12.40%
Investment Grade Bond	12/5/88	6.78%	6.81%
Mid Cap	12/28/98	24.63%	24.64%
Money Market	4/1/82	5.47%	5.54%
Overseas	1/28/87	5.08%	5.13%
Consumer Industries*	7/18/01	N/A	N/A
Cyclical Industries*	7/18/01	N/A	N/A
Financial Services*	7/18/01	N/A	N/A
Health Care*	7/18/01	N/A	N/A
Natural Resources*	7/19/01	N/A	N/A
Technology*	7/19/01	N/A	N/A
Telecommunications & Utilities Growth*	7/19/01	N/A	N/A
Morgan Stanley
Emerging Markets Debt	6/16/97	2.09%	2.10%
Emerging Markets Equity	10/1/96	(4.25)%	(4.23)%
Global Value Equity	1/2/97	8.04%	8.06%
International Magnum	1/2/97	.05%	.06%
PBHG
Growth II1	5/1/97	2.05%	2.06%
Select 20[1]	9/25/97	10.55%	10.56%
Select Value[1]	10/28/97	15.33%	15.34%
Small Cap Value[1]	10/28/97	16.30%	16.32%
Technology & Communications[1]	5/1/97	4.37%	4.38%
Strong
Mid Cap Growth Fund II	12/31/96	12.36%	12.38%
Opportunity Fund II	5/8/92	15.55%	15.57%
Credit Suisse
Global Post-Venture Capital	9/30/96	1.21%	1.22%
International Focus	6/30/95	.20%	.22%
Small Cap Growth	6/30/95	9.05%	9.06%

1 The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance may have been lower.

* Performance will be available once the Portfolio has been in existence for one year.

Average Annual Total Return From Date When Portfolio Began in Separate Account.

Subaccount	Date Portfolio Began In Separate Account	Return If Contract Continued and Maintenance Charge Applied	Return If Contract Continued and Maintenance Charge Not Applicable
Fidelity
Asset Manager	6/3/92	8.02%	8.05%
Asset Manager: Growth	1/9/95	9.69%	9.71%
Balanced	1/27/97	6.17%	6.18%
Contrafund	1/9/95	14.80%	14.82%
Equity-Income	6/3/92	12.29%	12.31%
Growth	6/3/92	13.22%	13.24%
Growth & Income	1/27/97	8.96%	8.97%
Growth Opportunities	1/27/97	2.46%	2.48%
High Income	6/3/92	3.00%	3.02%
Index 500	11/2/92	12.35%	12.37%
Investment Grade Bond	6/3/92	6.06%	6.08%
Mid Cap	4/30/00	4.49%	4.50%
Money Market	6/3/92	3.96%	3.99%
Overseas	6/3/92	4.40%	4.43%
Consumer Industries*	7/30/01	N/A	N/A
Cyclical Industries*	7/30/01	N/A	N/A
Financial Services*	7/30/01	N/A	N/A
Health Care*	7/30/01	N/A	N/A
Natural Resources*	7/30/01	N/A	N/A
Technology*	7/30/01	N/A	N/A
Telecommunications & Utilities Growth*	7/30/01	N/A	N/A
Morgan Stanley
Emerging Markets Debt	11/24/97	3.51%	3.53%
Emerging Markets Equity	11/24/97	(4.70)%	(4.69)%
Global Value Equity	11/24/97	4.85%	4.86%
International Magnum	11/24/97	(2.02)%	(2.01)%
PBHG
Growth II1	11/24/97	1.08%	1.09%
Select 20[1]	11/24/97	12.09%	12.11%
Select Value[1]	11/24/97	15.24%	15.26%
Small Cap Value[1]	11/24/97	16.55%	16.56%
Technology & Communications[1]	11/24/97	3.79%	3.81%
Strong
Mid Cap Growth Fund II	11/24/97	9.09%	9.10%
Opportunity Fund II	11/24/97	11.17%	11.18%
Credit Suisse
Global Post-Venture Capital	11/24/97	(.01)%	.00%
International Focus	11/24/97	(2.78)%	(2.77)%
Small Cap Growth	11/24/97	2.67%	2.68%

1 The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance may have been lower.

* Performance will be available once the Portfolio has been in existence for one year.

(c) Five Year Average Annual Total Return If Contract Issued on December 31, 1996:

	Return If Contract Continued and Maintenance Charge Applied	Return If Contract Continued and Maintenance Charge Not Applicable
Fidelity
Asset Manager	6.37%	6.38%
Asset Manager: Growth	5.65%	5.67%
Contrafund	9.50%	9.52%
Equity-Income	8.47%	8.49%
Growth	10.71%	10.72%
High Income	(4.40)%	(4.39)%
Index 500	9.41%	9.43%
Investment Grade Bond	6.31%	6.33%
Money Market	4.43%	4.44%
Overseas	1.85%	1.87%

In addition to average annual returns, the Subaccounts may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Table 2 shows the cumulative total return on a hypothetical investment in the Subaccounts from the date the Portfolios began operations, from the date each Portfolio began in the Separate Account, and assuming that the Contract was surrendered December 31, 2001. For any Portfolio in existence five years or more, five year figures are also shown. One year cumulative total returns are the same as the average annual total returns for that period. The returns reflect the risk and administrative charge 0.80% on an annual basis (1% prior to November 1, 1997) and the maintenance charge. Since the Contract is intended as a long-term product, the table also shows the cumulative total return assuming that no money was withdrawn from the Contract. The cumulative total return is also shown for Contracts with at least $25,000 of premium and assuming no money is withdrawn from the Contract. The cumulative total return for these Contracts would be larger because there is currently no maintenance charge on these larger Contracts. The columns show the cumulative total return if maintenance charge is applied to the Contract and if no maintenance charge is applied to the Contract.

Table 2: Cumulative Total Return For Periods Beginning at Commencement of Portfolios and Ending on December 31, 2001:

Subaccount	Portfolio's Start Date	Return If Contract Continued and Maintenance Charge Applied	Return If Contract Continued and Maintenance Charge Not Applicable
Fidelity
Asset Manager	9/6/89	183.60%	184.56%
Asset Manager: Growth	1/3/95	90.53%	90.73%
Balanced	1/3/95	66.53%	66.71%
Contrafund	1/3/95	161.34%	161.60%
Equity-Income	10/9/86	388.71%	392.30%
Growth	10/9/86	513.15%	517.58%
Growth & Income	12/31/96	55.14%	55.24%
Growth Opportunities	1/3/95	76.39%	76.58%
High Income	9/19/85	154.16%	156.45%
Index 500	8/27/92	197.81%	198.32%
Investment Grade Bond	12/5/88	135.79%	136.78%
Mid Cap	12/28/98	94.07%	94.11%
Money Market	4/1/82	186.27%	190.38%
Overseas	1/28/87	109.48%	110.99%
Consumer Industries*	7/18/01	N/A	N/A
Cyclical Industries*	7/18/01	N/A	N/A
Financial Services*	7/18/01	N/A	N/A
Health Care*	7/18/01	N/A	N/A
Natural Resources*	7/19/01	N/A	N/A
Technology*	7/19/01	N/A	N/A
Telecommunications & Utilities Growth*	7/19/01	N/A	N/A
Morgan Stanley
Emerging Markets Debt	6/16/97	9.85%	9.92%
Emerging Markets Equity	10/1/96	(20.38)%	(20.31)%
Global Value Equity	1/2/97	47.19%	47.28%
International Magnum	1/2/97	.25%	.31%
PBHG
Growth II1	5/1/97	9.94%	10.02%
Select 20[1]	9/25/97	53.44%	53.52%
Select Value[1]	10/28/97	81.45%	81.53%
Small Cap Value[1]	10/28/97	87.96%	88.05%
Technology & Communications[1]	5/1/97	22.09%	22.18%
Strong
Mid Cap Growth Fund II	12/31/96	79.15%	79.27%
Opportunity Fund II	5/8/92	303.53%	304.26%
Credit Suisse
Global Post-Venture Capital	9/30/96	6.52%	6.60%
International Focus	6/30/95	1.32%	1.43%
Small Cap Growth	6/30/95	75.73%	75.90%

1 The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance may have been lower.

* Performance will be available once the Portfolio has been in existence for one year.

Cumulative Total Return From Date When Portfolio Began in Separate Account.

Subaccount	Date Portfolio Began in Separate Account	Return If Contract Continued and Maintenance Charge Applied	Return If Contract Continued and Maintenance Charge Not Applicable
Fidelity
Asset Manager	6/3/92	109.54%	109.93%
Asset Manager: Growth	1/9/95	90.72%	90.92%
Balanced	1/27/97	34.33%	34.41%
Contrafund	1/9/95	162.13%	162.39%
Equity-Income	6/3/92	203.75%	204.30%
Growth	6/3/92	228.79%	229.37%
Growth & Income	1/27/97	52.64%	52.73%
Growth Opportunities	1/27/97	12.74%	12.81%
High Income	6/3/92	32.75%	33.00%
Index 500	11/2/92	190.92%	191.39%
Investment Grade Bond	6/3/92	75.74%	76.08%
Mid Cap	4/30/00	7.61%	7.62%
Money Market	6/3/92	45.15%	45.44%
Overseas	6/3/92	51.14%	51.44%
Consumer Industries*	7/30/01	N/A	N/A
Cyclical Industries*	7/30/01	N/A	N/A
Financial Services*	7/30/01	N/A	N/A
Health Care*	7/30/01	N/A	N/A
Natural Resources*	7/30/01	N/A	N/A
Technology*	7/30/01	N/A	N/A
Telecommunications & Utilities Growth*	7/30/01	N/A	N/A
Morgan Stanley
Emerging Markets Debt	11/24/97	15.21%	15.28%
Emerging Markets Equity	11/24/97	(17.94)%	(17.89)%
Global Value Equity	11/24/97	21.43%	21.49%
International Magnum	11/24/97	(8.05)%	(8.00)%
PBHG
Growth II1	11/24/97	4.51%	4.57%
Select 20[1]	11/24/97	59.76%	59.84%
Select Value[1]	11/24/97	79.02%	79.10%
Small Cap Value[1]	11/24/97	87.47%	87.56%
Technology & Communications[1]	11/24/97	16.51%	16.58%
Strong
Mid Cap Growth Fund II	11/24/97	42.92%	42.99%
Opportunity Fund II	11/24/97	54.41%	54.49%
Credit Suisse
Global Post-Venture Capital	11/24/97	(.04)%	.02%
International Focus	11/24/97	(10.92)%	(10.87)%
Small Cap Growth	11/24/97	11.41%	11.47%

1 The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance may have been lower.

* Performance will be available once the Portfolio has been in existence for one year.

(c) Cumulative Total Return For Five Year Period From 12/31/96 Through 12/31/01:

Subaccount	Return If Contract Continued and Maintenance Charge Applied	Return If Contract Continued and Maintenance Charge Not Applicable
Asset Manager	36.17%	36.26%
Asset Manager: Growth	31.66%	31.75%
Contrafund	57.45%	57.56%
Equity-Income	50.17%	50.26%
Growth	66.31%	66.42%
High Income	(20.16)%	(20.10)%
Index 500	56.79%	56.89%
Investment Grade Bond	35.80%	35.89%
Money Market	24.17%	24.26%
Overseas	9.62%	9.71%

Yields

Some Subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical seven day periods.

Current yield for Money Market Subaccount reflects the income generated by a Subaccount over a 7 day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period adjusting for the maintenance charge, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure is carried to the nearest hundredth of a percent. Effective yield for the Money Market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7 day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according the formula Effective Yield = [(Base Period Return + 1) 365/7] - 1. Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield. For the 7 day period ending on 12/31/01, the Money Market Subaccount had a current yield of 1.24% and an effective yield of 1.25%. For Contracts on which there is currently no maintenance charge, the current yield would be 1.24% and the effective yield would be 1.26%.

A 30 day yield for bond subaccounts reflects the income generated by a Subaccount over a 30 day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula: Yield = 2[(a-b/cd + 1)6 - 1] where a = net investment income earned by the applicable portfolio, b = expenses for the period including expenses charged to the contract owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period. The 30 day yield for the period ending on 12/31/01 was 4.24% for the Investment Grade Bond Subaccount, 8.48% for the High Income Subaccount and 8.17% for the Emerging Markets Debt Subaccount. For Contracts on which there is no maintenance charge, the 30 day yield would be 4.25% for the Investment Grade Bond Subaccount, 8.49% for the High Income Subaccount and 8.18% for the Emerging Markets Debt Subaccount.

EXCHANGES AMONG SUBACCOUNTS AFTER THE ANNUITY DATE

After the Annuity Date, you may instruct us to exchange the value of some or all of the Annuity Units of a variable Subaccount then credited to your Contract into an equal value of Annuity Units of one or more other Subaccounts. The exchange shall be based on the relative value of the Subaccount Annuity Units at the end of the Valuation Period in which the request is received and will affect income payments determined after that Valuation Period. To make such an exchange, you must contact the Annuity Service Center. The value of the Annuity Units exchanged must provide at least a $50 annuity income payment at the time of the exchange, unless all of the Annuity Units of a Subaccount are being exchanged. We reserve the right to limit exchanges after the Annuity Date to six per Contract Year.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, unless that assignee is a beneficiary; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met. If an annuity income option is selected by the designated beneficiary and if annuity income payments begin within one year of the Owner's death, the value of the Contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. However, for Qualified Contracts where the owner's spouse is the beneficiary, annuity income payments need not begin within one year after the Owner's death, rather they need only begin on or before April 1 of the calendar year following the calendar year in which the Owner would have attained age 70 1/2. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner.

If the Contract Owner is a trust or other "non-natural person", and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Empire Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain Fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services Inc. and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and Empire Fidelity Investments Life. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.

STATE REGULATION

Empire Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman, General Counsel of EFILI.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

INDEPENDENT ACCOUNTANTS

The balance sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2001 and 2000, and the related statements of income and comprehensive income, of stockholder's equity, and of cash flows for each of the three years in the period ended December 31, 2001, and the statement of assets and liabilities of the Empire Fidelity Investments Variable Annuity Account A as of December 31, 2001, and the related statements of operations and of changes in net assets for each of the periods indicated included in this registration statement have been included herein in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of Empire Fidelity Investments Life included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

Empire Fidelity® Investments

Variable Annuity Account A

Annual Report

December 31, 2001

(fidelity_logo)(Empire_Fidelity_Investments_Life_insurance_Company)(registered trademark)

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2001

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - High Income	VIP - Equity- Income	VIP - Growth	VIP - Overseas	VIP II - Investment Grade Bond	VIP II - Asset Manager
Assets:
Investments at market value	$ 154,219	$ 11,999	$ 126,466	$ 139,277	$ 18,489	$ 72,205	$ 76,330
Receivable from EFILI	0	0	2	0	0	0	0
Total Assets	154,219	11,999	126,468	139,277	18,489	72,205	76,330
Liabilities:
Payable to EFILI	0	0	0	3	0	0	0
Total net assets	$ 154,219	$ 11,999	$ 126,468	$ 139,274	$ 18,489	$ 72,205	$ 76,330
Net Assets:
Accumulation reserves	$ 147,366	$ 10,278	$ 115,201	$ 131,019	$ 17,916	$ 63,702	$ 69,868
Annuity reserves	6,853	1,721	11,267	8,255	573	8,503	6,462
Total net assets	$ 154,219	$ 11,999	$ 126,468	$ 139,274	$ 18,489	$ 72,205	$ 76,330
Units outstanding	8,115	604	2,712	2,394	792	3,063	2,700
Unit value (accumulation)	$ 19.008514	$ 19.886674	$ 46.654507	$ 58.196121	$ 23.357914	$ 23.587346	$ 28.280809
	Subaccounts Investing In:
	VIP II - Index 500	VIP II - Asset Manager: Growth	VIP II - Contrafund	VIP III - Balanced	VIP III - Growth & Income	VIP III - Growth Opportunities	VIP III - Mid Cap
Assets:
Investments at market value	$ 90,484	$ 22,591	$ 138,778	$ 11,513	$ 41,456	$ 12,987	$ 40,822
Receivable from EFILI	0	0	1	0	0	0	0
Total Assets	90,484	22,591	138,779	11,513	41,456	12,987	40,822
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 90,484	$ 22,591	$ 138,779	$ 11,513	$ 41,456	$ 12,987	$ 40,822
Net Assets:
Accumulation reserves	$ 82,422	$ 20,006	$ 127,262	$ 9,366	$ 35,432	$ 11,627	$ 36,118
Annuity reserves	8,062	2,585	11,517	2,147	6,024	1,360	4,704
Total net assets	$ 90,484	$ 22,591	$ 138,779	$ 11,513	$ 41,456	$ 12,987	$ 40,822
Units outstanding	3,054	1,184	5,291	857	2,716	1,152	3,794
Unit value (accumulation)	$ 29.638938	$ 19.091796	$ 26.239041	$ 13.441455	$ 15.272833	$ 11.281487	$ 10.762472
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP IV - Telecomm. and Utilities Growth	VIP IV - Technology	VIP IV - Natural Resources	VIP IV - Health Care	VIP IV - Financial Services	VIP IV - Cyclical Industries	VIP IV - Consumer Industries
Assets:
Investments at market value	$ 504	$ 3,683	$ 637	$ 5,182	$ 2,356	$ 447	$ 374
Receivable from EFILI	0	0	0	0	0	0	0
Total Assets	504	3,683	637	5,182	2,356	447	374
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	504	3,683	637	5,182	2,356	447	374
Net Assets:
Accumulation reserves	$ 451	$ 3,463	$ 573	$ 4,940	$ 2,146	$ 407	$ 294
Annuity reserves	53	220	64	242	210	40	80
Total net assets	504	3,683	637	5,182	2,356	447	374
Units outstanding	58	389	68	510	242	44	38
Unit value (accumulation)	$ 8.68498	$ 9.463743	$ 9.375755	$ 10.16507	$ 9.744088	$ 10.116741	$ 9.785084
	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum	PBHG - Growth II	PBHG - Small Cap Value	PBHG - Select Value
Assets:
Investments at market value	$ 3,162	$ 1,234	$ 2,364	$ 749	$ 13,177	$ 29,637	$ 27,829
Receivable from EFILI	0	0	23	0	0	0	0
Total Assets	3,162	1,234	2,387	749	13,177	29,637	27,829
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 3,162	$ 1,234	$ 2,387	$ 749	$ 13,177	$ 29,637	$ 27,829
Net Assets:
Accumulation reserves	$ 3,017	$ 1,209	$ 1,873	$ 673	$ 12,913	$ 27,541	$ 24,924
Annuity reserves	145	25	514	76	264	2,096	2,905
Total net assets	$ 3,162	$ 1,234	$ 2,387	$ 749	$ 13,177	$ 29,637	$ 27,829
Units outstanding	385	107	197	81	1,260	1,581	1,555
Unit value (accumulation)	$ 8.210851	$ 11.527943	$ 12.149142	$ 9.199539	$ 10.456936	$ 18.755969	$ 17.909615
(In thousands, except per unit data)	Subaccounts Investing In:
	PBHG - Technology & Communications	PBHG - Select 20	SVIF - Mid Cap Growth Fund II	SVIF - Opportunity Fund II	CST - Small Cap Growth	CST - International Focus	CST - Global Post-Venture Capital
Assets:
Investments at market value	$ 37,753	$ 30,581	$ 16,327	$ 10,771	$ 6,264	$ 1,426	$ 1,608
Receivable from EFILI	0	0	0	0	0	0	0
Total Assets	37,753	30,581	16,327	10,771	6,264	1,426	1,608
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 37,753	$ 30,581	$ 16,327	$ 10,771	$ 6,264	$ 1,426	$ 1,608
Net Assets:
Accumulation reserves	$ 36,669	$ 29,120	$ 15,149	$ 9,597	$ 5,958	$ 1,376	$ 1,456
Annuity reserves	1,084	1,461	1,178	1,174	306	50	152
Total net assets	$ 37,753	$ 30,581	$ 16,327	$ 10,771	$ 6,264	$ 1,426	$ 1,608
Units outstanding	3,239	1,914	1,142	697	562	160	161
Unit value (accumulation)	$ 11.658292	$ 15.983617	$ 14.298737	$ 15.448644	$ 11.147229	$ 8.912959	$ 10.001788

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2001

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - High Income	VIP - Equity- Income	VIP - Growth	VIP - Overseas	VIP II - Investment Grade Bond	VIP II - Asset Manager
Income:
Dividends	$ 6,087	$ 1,832	$ 2,156	$ 133	$ 1,285	$ 1,372	$ 3,295
Expenses:
Mortality and expense risk charges	1,140	102	960	1,184	168	363	584
Administrative and other charges	104	12	89	110	15	40	53
Net investment income (loss)	4,843	1,718	1,107	(1,161)	1,102	969	2,658
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	(499)	1,712	4,054	(700)	734	(308)
Realized gain distributions	0	0	6,056	12,468	2,031	0	1,236
Net realized gain (loss) on investments	0	(499)	7,768	16,522	1,331	734	928
Unrealized appreciation (depreciation)	0	(3,212)	(16,963)	(51,057)	(8,107)	1,168	(7,775)
Net increase (decrease) in net assets from operations	$ 4,843	$ (1,993)	$ (8,088)	$ (35,696)	$ (5,674)	$ 2,871	$ (4,189)
	Subaccounts Investing In:
	VIP II - Index 500	VIP II - Asset Manager: Growth	VIP II - Contrafund	VIP III - Balanced	VIP III - Growth & Income	VIP III - Growth Opportunities	VIP III - Mid Cap
Income:
Dividends	$ 1,111	$ 733	$ 1,247	$ 329	$ 587	$ 59	$ 0
Expenses:
Mortality and expense risk charges	707	179	1,108	76	320	107	307
Administrative and other charges	69	20	105	10	34	11	34
Net investment income (loss)	335	534	34	243	233	(59)	(341)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,391	(424)	6,347	(2)	(237)	(547)	299
Realized gain distributions	0	884	4,401	0	1,886	0	0
Net realized gain (loss) on investments	3,391	460	10,748	(2)	1,649	(547)	299
Unrealized appreciation (depreciation)	(17,407)	(3,272)	(33,341)	(480)	(6,481)	(1,973)	(2,048)
Net increase (decrease) in net assets from operations	$ (13,681)	$ (2,278)	$ (22,559)	$ (239)	$ (4,599)	$ (2,579)	$ (2,090)
	Subaccounts Investing In:
	VIP IV - Telecomm. and Utilities Growth*	VIP IV - Technology*	VIP IV - Natural Resources*	VIP IV - Health Care*	VIP IV - Financial Services*	VIP IV - Cyclical Industries*	VIP IV - Consumer Industries*
Income:
Dividends	$ 1	$ 0	$ 1	$ 0	$ 5	$ 0	$ 0
Expenses:
Mortality and expense risk charges	1	6	2	16	5	1	1
Administrative and other charges	1	3	2	92	3	0	0
Net investment income (loss)	(1)	(9)	(3)	(108)	(3)	(1)	(1)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2	49	(12)	(100)	15	(1)	5
Realized gain distributions	0	0	0	10	0	0	0
Net realized gain (loss) on investments	2	49	(12)	(90)	15	(1)	5
Unrealized appreciation (depreciation)	(15)	81	(15)	(2)	14	20	(2)
Net increase (decrease) in net assets from operations	$ (14)	$ 121	$ (30)	$ (200)	$ 26	$ 18	$ 2

* For the period July 30, 2001 (commencement of operations) through December 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations - continued

(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum	PBHG - Growth II	PBHG - Small Cap Value	PBHG - Select Value
Income:
Dividends	$ 0	$ 100	$ 25	$ 4	$ 0	$ 26	$ 64
Expenses:
Mortality and expense risk charges	28	7	16	6	113	188	176
Administrative and other charges	2	1	2	1	11	20	18
Net investment income (loss)	(30)	92	7	(3)	(124)	(182)	(130)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(336)	3	(7)	(38)	(4,904)	266	358
Realized gain distributions	0	0	0	0	0	478	237
Net realized gain (loss) on investments	(336)	3	(7)	(38)	(4,904)	744	595
Unrealized appreciation (depreciation)	(12)	(21)	(172)	(157)	(4,660)	132	(2,354)
Net increase (decrease) in net assets from operations	$ (378)	$ 74	$ (172)	$ (198)	$ (9,688)	$ 694	$ (1,889)
	Subaccounts Investing In:
	PBHG - Technology & Communications	PBHG - Select 20	SVIF - Mid Cap Growth Fund II	SVIF - Opportunity Fund II	CST - Small Cap Growth	CST - International Focus	CST - Global Post-Venture Capital
Income:
Dividends	$ 0	$ 0	$ 0	$ 38	$ 0	$ 0	$ 0
Expenses:
Mortality and expense risk charges	413	293	155	74	50	14	16
Administrative and other charges	39	27	16	7	5	2	1
Net investment income (loss)	(452)	(320)	(171)	(43)	(55)	(16)	(17)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(23,126)	1,053	(980)	5	(746)	(195)	(333)
Realized gain distributions	21,115	10,051	0	1,602	0	0	0
Net realized gain (loss) on investments	(2,011)	11,104	(980)	1,607	(746)	(195)	(333)
Unrealized appreciation (depreciation)	(47,600)	(31,805)	(7,565)	(2,151)	(900)	(251)	(523)
Net increase (decrease) in net assets from operations	$ (50,063)	$ (21,021)	$ (8,716)	$ (587)	$ (1,701)	$ (462)	$ (873)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2001 and 2000

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - High Income		VIP - Equity-Income		VIP - Growth
	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00
Operations:
Net investment income (loss)	$ 4,843	$ 5,308	$ 1,718	$ 1,217	$ 1,107	$ 1,309	$ (1,161)	$ (1,563)
Net realized gain (loss) on investments	0	0	(499)	(666)	7,768	17,695	16,522	33,060
Unrealized appreciation (depreciation)	0	0	(3,212)	(4,680)	(16,963)	(11,270)	(51,057)	(57,775)
Net increase (decrease) in net assets from operations	4,843	5,308	(1,993)	(4,129)	(8,088)	7,734	(35,696)	(26,278)
Contract Transactions:
Payments received from contract owners	65,965	64,318	447	1,265	7,537	2,598	5,309	18,508
Transfers between sub-accounts and the fixed account, net	(2,755)	(6,688)	859	(2,861)	5,919	(24,062)	(15,179)	(1,540)
Contract benefits	(805)	(273)	(151)	(157)	(1,295)	(888)	(1,031)	(1,059)
Contract terminations	(38,210)	(11,143)	(974)	(1,321)	(7.910)	(5,938)	(8,015)	(9,721)
Contract maintenance charges	(7)	(4)	(1)	(1)	(13)	(13)	(22)	(23)
Other transfers (to) from EFILI, net	(3)	(3)	3	2	(1)	33	(18)	23
Net increase (decrease) in net assets from contract transactions	24,185	46,207	183	(3,073)	4,237	(28,270)	(18,956)	6,188
Total increase (decrease) in net assets	29,028	51,515	(1,810)	(7,202)	(3,851)	(20,536)	(54,652)	(20,090)
Net Assets:
Beginning of period	125,191	73,676	13,809	21,011	130,319	150,855	193,926	214,016
End of period	$ 154,219	$ 125,191	$ 11,999	$ 13,809	$ 126,468	$ 130,319	$ 139,274	$ 193,926
Units Issued, Transferred and Redeemed:
Beginning balance	6,808	4,224	608	712	2,634	3,279	2,722	2,653
Units issued	3,784	4,340	20	45	165	60	84	234
Units transferred	(302)	(741)	35	(93)	121	(535)	(257)	(16)
Units redeemed	(2,175)	(1,015)	(59)	(56)	(208)	(170)	(155)	(149)
Ending balance	8,115	6,808	604	608	2,712	2,634	2,394	2,722
	Subaccounts Investing In:
	VIP - Overseas		VIP II - Investment Grade Bond		VIP II - Asset Manager		VIP II - Index 500
	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00
Operations:
Net investment income (loss)	$ 1,102	$ 228	$ 969	$ 974	$ 2,658	$ 2,258	$ 335	$ 334
Net realized gain (loss) on investments	1,331	6,012	734	217	928	8,552	3,391	14,831
Unrealized appreciation (depreciation)	(8,107)	(13,284)	1,168	620	(7,775)	(15,008)	(17,407)	(27,885)
Net increase (decrease) in net assets from operations	(5,674)	(7,044)	2,871	1,811	(4,189)	(4,198)	(13,681)	(12,720)
Contract Transactions:
Payments received from contract owners	573	3,336	18,723	2,637	3,626	3,229	6,182	6,440
Transfers between sub-accounts and the fixed account, net	(3,280)	(1,780)	32,103	736	(955)	(5,624)	(2,941)	(16,173)
Contract benefits	(82)	(87)	(499)	(119)	(594)	(1,572)	(619)	(532)
Contract terminations	(1,349)	(1,217)	(3,668)	(566)	(3,987)	(5,576)	(4,903)	(4,182)
Contract maintenance charges	(3)	(3)	(2)	(1)	(9)	(10)	(11)	(11)
Other transfers (to) from EFILI, net	(4)	(1)	(4)	3	10	12	8	22
Net increase (decrease) in net assets from contract transactions	(4,145)	248	46,653	2,690	(1,909)	(9,541)	(2,284)	(14,436)
Total increase (decrease) in net assets	(9,819)	(6,796)	49,524	4,501	(6,098)	(13,739)	(15,965)	(27,156)
Net Assets:
Beginning of period	28,308	35,104	22,681	18,180	82,428	96,167	106,449	133,605
End of period	$ 18,489	$ 28,308	$ 72,205	$ 22,681	$ 76,330	$ 82,428	$ 90,484	$ 106,449
Units Issued, Transferred and Redeemed:
Beginning balance	948	943	1,035	915	2,773	3,083	3,132	3,536
Units issued	22	99	820	127	128	106	201	181
Units transferred	(123)	(46)	1,426	41	(52)	(153)	(87)	(446)
Units redeemed	(55)	(48)	(218)	(48)	(149)	(263)	(192)	(139)
Ending balance	792	948	3,063	1,035	2,700	2,773	3,054	3,132
(In thousands)	Subaccounts Investing In:
	VIP II - Asset Manager: Growth		VIP II - Contrafund		VIP III - Balanced		VIP III - Growth & Income
	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00
Operations:
Net investment income (loss)	$ 534	$ 435	$ 34	$ (886)	$ 243	$ 210	$ 233	$ 231
Net realized gain (loss) on investments	460	3,829	10,748	38,788	(2)	330	1,649	8,058
Unrealized appreciation (depreciation)	(3,272)	(8,547)	(33,341)	(51,968)	(480)	(1,037)	(6,481)	(10,984)
Net increase (decrease) in net assets from operations	(2,278)	(4,283)	(22,559)	(14,066)	(239)	(497)	(4,599)	(2,695)
Contract Transactions:
Payments received from contract owners	1,336	2,058	4,714	9,788	1,895	663	2,973	3,114
Transfers between sub-accounts and the fixed account, net	(2,215)	(3,823)	(9,783)	(21,104)	1,456	(1,398)	(1,118)	(17,642)
Contract benefits	(266)	(222)	(955)	(1,195)	(157)	(138)	(585)	(496)
Contract terminations	(1,523)	(1,025)	(8,677)	(5,349)	(472)	(336)	(2,472)	(1,688)
Contract maintenance charges	(3)	(4)	(21)	(22)	(1)	(1)	(7)	(7)
Other transfers (to) from EFILI, net	(18)	6	14	7	1	4	10	8
Net increase (decrease) in net assets from contract transactions	(2,689)	(3,010)	(14,708)	(17,875)	2,722	(1,206)	(1,199)	(16,711)
Total increase (decrease) in net assets	(4,967)	(7,293)	(37,267)	(31,941)	2,483	(1,703)	(5,798)	(19,406)
Net Assets:
Beginning of period	27,558	34,851	176,046	207,987	9,030	10,733	47,254	66,660
End of period	$ 22,591	$ 27,558	$ 138,779	$ 176,046	$ 11,513	$ 9,030	$ 41,456	$ 47,254
Units Issued, Transferred and Redeemed:
Beginning balance	1,326	1,456	5,841	6,392	656	740	2,802	3,778
Units issued	71	90	183	315	145	48	194	183
Units transferred	(118)	(159)	(349)	(621)	108	(95)	(63)	(997)
Units redeemed	(95)	(61)	(384)	(245)	(52)	(37)	(217)	(162)
Ending balance	1,184	1,326	5,291	5,841	857	656	2,716	2,802
	Subaccounts Investing In:
	VIP III - Growth Opportunities		VIP III - Mid Cap		VIP IV - Telecommunications and Utilities Growth**	VIP IV - Technology**
	12/31/01	12/31/00	12/31/01	12/31/00*	12/31/01	12/31/01
Operations:
Net investment income (loss)	$ (59)	$ 170	$ (341)	$ 48	$ (1)	$ (9)
Net realized gain (loss) on investments	(547)	3,210	299	202	2	49
Unrealized appreciation (depreciation)	(1,973)	(7,753)	(2,048)	2,275	(15)	81
Net increase (decrease) in net assets from operations	(2,579)	(4,373)	(2,090)	2,525	(14)	121
Contract Transactions:
Payments received from contract owners	255	429	6,065	8,293	208	730
Transfers between sub-accounts and the fixed account, net	(1,475)	(11,918)	(3,037)	32,449	311	2,854
Contract benefits	(136)	(210)	(316)	(61)	(1)	(3)
Contract terminations	(817)	(705)	(2,456)	(550)	0	(20)
Contract maintenance charges	(2)	(2)	(4)	(1)	0	0
Other transfers (to) from EFILI, net	0	3	7	(2)	0	1
Net increase (decrease) in net assets from contract transactions	(2,175)	(12,403)	259	40,128	518	3,562
Total increase (decrease) in net assets	(4,754)	(16,776)	(1,831)	42,653	504	3,683
Net Assets:
Beginning of period	17,741	34,517	42,653	0	0	0
End of period	$ 12,987	$ 17,741	$ 40,822	$ 42,653	$ 504	$ 3,683
Units Issued, Transferred and Redeemed:
Beginning balance	1,335	2,137	3,805	0	0	0
Units issued	22	29	605	794	23	82
Units transferred	(118)	(744)	(311)	3,095	35	309
Units redeemed	(87)	(87)	(305)	(84)	0	(2)
Ending balance	1,152	1,335	3,794	3,805	58	389

* For the period May 1, 2000 (commencement of operations) through December 31, 2000.

** For the period July 30, 2001 (commencement of operations) through December 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

(In thousands)		Subaccounts Investing In:
VIP IV - Natural Resources**		VIP IV - Health Care**	VIP IV - Financial Services**	VIP IV - Cyclical Industries**
	12/31/01	12/31/01	12/31/01	12/31/01
Operations:
Net investment income (loss)	$ (3)	$ (108)	$ (3)	$ (1)
Net realized gain (loss) on investments	(12)	(90)	15	(1)
Unrealized appreciation (depreciation)	(15)	(2)	14	20
Net increase (decrease) in net assets from operations	(30)	(200)	26	18
Contract Transactions:
Payments received from contract owners	60	1,076	576	15
Transfers between sub-accounts and the fixed account, net	608	4,335	1,764	414
Contract benefits	(1)	(5)	(3)	(1)
Contract terminations	0	(24)	(6)	0
Contract maintenance charges	0	0	0	0
Other transfers (to) from EFILI, net	0	0	(1)	1
Net increase (decrease) in net assets from contract transactions	667	5,382	2,330	429
Total increase (decrease) in net assets	637	5,182	2,356	447
Net Assets:
Beginning of period	0	0	0	0
End of period	$ 637	$ 5,182	$ 2,356	$ 447
Units Issued, Transferred and Redeemed:
Beginning balance	0	0	0	0
Units issued	6	107	60	2
Units transferred	62	406	183	42
Units redeemed	0	(3)	(1)	0
Ending balance	68	510	242	44
Subaccounts Investing In:
VIP IV - Consumer Industries**		UIF - Emerging Markets Equity		UIF - Emerging Markets Debt		UIF - Global Value Equity
	12/31/01	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00
Operations:
Net investment income (loss)	$ (1)	$ (30)	$ (63)	$ 92	$ 71	$ 7	$ 22
Net realized gain (loss) on investments	5	(336)	1,248	3	14	(7)	101
Unrealized appreciation (depreciation)	(2)	(12)	(4,786)	(21)	(46)	(172)	26
Net increase (decrease) in net assets from operations	2	(378)	(3,601)	74	39	(172)	149
Contract Transactions:
Payments received from contract owners	39	51	1,343	18	22	642	158
Transfers between sub-accounts and the fixed account, net	335	(466)	975	464	398	191	(86)
Contract benefits	(1)	(10)	(10)	(3)	(1)	(65)	(26)
Contract terminations	(2)	(106)	(258)	(40)	(31)	(128)	(20)
Contract maintenance charges	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	1	1	0	(1)	0	24	1
Net increase (decrease) in net assets from contract transactions	372	(530)	2,050	438	388	664	27
Total increase (decrease) in net assets	374	(908)	(1,551)	512	427	492	176
Net Assets:
Beginning of period	0	4,070	5,621	722	295	1,895	1,719
End of period	$ 374	$ 3,162	$ 4,070	$ 1,234	$ 722	$ 2,387	$ 1,895
Units Issued, Transferred and Redeemed:
Beginning balance	0	460	383	68	31	144	144
Units issued	4	6	103	2	2	52	13
Units transferred	34	(67)	7	41	38	16	(8)
Units redeemed	0	(14)	(33)	(4)	(3)	(15)	(5)
Ending balance	38	385	460	107	68	197	144

** For the period July 30, 2001 (commencement of operations) through December 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2001 and 2000

(In thousands)	Subaccounts Investing In:
	UIF - International Magnum		PBHG - Growth II		PBHG - Small Cap Value		PBHG - Select Value
	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00
Operations:
Net investment income (loss)	$ (3)	$ (2)	$ (124)	$ (248)	$ (182)	$ (80)	$ (130)	$ (31)
Net realized gain (loss) on investments	(38)	71	(4,904)	4,812	744	1,333	595	676
Unrealized appreciation (depreciation)	(157)	(218)	(4,660)	(14,932)	132	357	(2,354)	(147)
Net increase (decrease) in net assets from operations	(198)	(149)	(9,688)	(10,368)	694	1,610	(1,889)	498
Contract Transactions:
Payments received from contract owners	83	236	388	6,229	3,114	2,230	3,540	936
Transfers between sub-accounts and the fixed account, net	(121)	(47)	(2,228)	17,520	7,527	14,252	10,957	11,509
Contract benefits	(7)	(9)	(45)	(61)	(165)	(24)	(148)	(25)
Contract terminations	(36)	(141)	(689)	(429)	(1,322)	(361)	(1,141)	(40)
Contract maintenance charges	0	0	(2)	(1)	(2)	(1)	(2)	0
Other transfers (to) from EFILI, net	(2)	0	1	(1)	0	2	7	0
Net increase (decrease) in net assets from contract transactions	(83)	39	(2,575)	23,257	9,152	16,098	13,213	12,380
Total increase (decrease) in net assets	(281)	(110)	(12,263)	12,889	9,846	17,708	11,324	12,878
Net Assets:
Beginning of period	1,030	1,140	25,440	12,551	19,791	2,083	16,505	3,627
End of period	$ 749	$ 1,030	$ 13,177	$ 25,440	$ 29,637	$ 19,791	$ 27,829	$ 16,505
Units Issued, Transferred and Redeemed:
Beginning balance	90	86	1,437	586	1,110	158	930	239
Units issued	8	19	29	271	185	134	196	58
Units transferred	(13)	(2)	(143)	615	390	845	513	644
Units redeemed	(4)	(13)	(63)	(35)	(104)	(27)	(84)	(11)
Ending balance	81	90	1,260	1,437	1,581	1,110	1,555	930
	Subaccounts Investing In:
	PBHG - Technology & Communications		PBHG - Select 20		SVIF - Mid Cap Growth Fund II		SVIF - Opportunity Fund II
	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00
Operations:
Net investment income (loss)	$ (452)	$ (1,622)	$ (320)	$ (689)	$ (171)	$ (297)	$ (43)	$ (39)
Net realized gain (loss) on investments	(2,011)	76,842	11,104	24,138	(980)	5,422	1,607	1,473
Unrealized appreciation (depreciation)	(47,600)	(175,245)	(31,805)	(45,453)	(7,565)	(13,151)	(2,151)	(1,095)
Net increase (decrease) in net assets from operations	(50,063)	(100,025)	(21,021)	(22,004)	(8,716)	(8,026)	(587)	339
Contract Transactions:
Payments received from contract owners	2,079	31,468	1,218	11,892	819	7,840	822	941
Transfers between sub-accounts and the fixed account, net	(10,915)	14,783	(10,093)	2,471	(5,309)	9,265	2,819	1,567
Contract benefits	(159)	(687)	(162)	(345)	(114)	(220)	(81)	(52)
Contract terminations	(1,847)	(2,926)	(1,595)	(1,322)	(770)	(775)	(358)	(170)
Contract maintenance charges	(12)	(14)	(5)	(6)	(2)	(2)	(1)	0
Other transfers (to) from EFILI, net	4	262	3	9	3	3	5	0
Net increase (decrease) in net assets from contract transactions	(10,850)	42,886	(10,634)	12,699	(5,373)	16,111	3,206	2,286
Total increase (decrease) in net assets	(60,913)	(57,139)	(31,655)	(9,305)	(14,089)	8,085	2,619	2,625
Net Assets:
Beginning of period	98,666	155,805	62,236	71,541	30,416	22,331	8,152	5,527
End of period	$ 37,753	$ 98,666	$ 30,581	$ 62,236	$ 16,327	$ 30,416	$ 10,771	$ 8,152
Units Issued, Transferred and Redeemed:
Beginning balance	4,003	3,629	2,466	2,140	1,461	906	504	361
Units issued	125	658	64	337	51	300	54	61
Units transferred	(747)	(165)	(518)	50	(310)	310	170	105
Units redeemed	(142)	(119)	(98)	(61)	(60)	(55)	(31)	(23)
Ending balance	3,239	4,003	1,914	2,466	1,142	1,461	697	504
(In thousands)	Subaccounts Investing In:
	CST - Small Cap Growth		CST - International Focus		CST - Global Post-Venture Capital
	12/31/01	12/31/00	12/31/01	12/31/00	12/31/01	12/31/00
Operations:
Net investment income (loss)	$ (55)	$ (83)	$ (16)	$ (15)	$ (17)	$ (22)
Net realized gain (loss) on investments	(746)	2,842	(195)	569	(333)	810
Unrealized appreciation (depreciation)	(900)	(6,266)	(251)	(1,338)	(523)	(1,545)
Net increase (decrease) in net assets from operations	(1,701)	(3,507)	(462)	(784)	(873)	(757)
Contract Transactions:
Payments received from contract owners	349	2,801	157	1,251	181	782
Transfers between sub-accounts and the fixed account, net	(1,536)	6,024	(462)	54	(640)	2,151
Contract benefits	(53)	(21)	(4)	(3)	(14)	(9)
Contract terminations	(272)	(117)	(165)	(115)	(55)	(56)
Contract maintenance charges	(1)	0	0	0	0	0
Other transfers (to) from EFILI, net	(3)	7	1	0	0	(2)
Net increase (decrease) in net assets from contract transactions	(1,516)	8,694	(473)	1,187	(528)	2,866
Total increase (decrease) in net assets	(3,217)	5,187	(935)	403	(1,401)	2,109
Net Assets:
Beginning of period	9,481	4,294	2,361	1,958	3,009	900
End of period	$ 6,264	$ 9,481	$ 1,426	$ 2,361	$ 1,608	$ 3,009
Units Issued, Transferred and Redeemed:
Beginning balance	709	261	204	124	213	51
Units issued	32	163	16	83	15	45
Units transferred	(146)	303	(42)	7	(61)	123
Units redeemed	(33)	(18)	(18)	(10)	(6)	(6)
Ending balance	562	709	160	204	161	213

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A
of
Empire Fidelity Investments Life Insurance Company

Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company (EFILI), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company which is a wholly-owned subsidiary of FMR Corp, on July 15, 1991 and exists in accordance with the regulations of the State of New York Insurance Department. The Account is a funding vehicle for individual Retirement Reserves and Income Advantage variable annuity contracts. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

A contractholder may allocate funds into subaccounts that invest in certain portfolios of the following mutual funds: Variable Insurance Products Fund (VIP), Variable Insurance Products Fund II (VIP II), Variable Insurance Products Fund III (VIP III), Variable Insurance Products Fund IV (VIP IV), The Universal Institutional Funds (UIF), PBHG Insurance Series Funds (PBHG), Strong Variable Insurance Funds (SVIF) and Credit Suisse Trust (CST). In addition, a contract-holder may also allocate funds to the Fixed Account, which is part of EFILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and EFILI's general account has not been registered as an investment company under the Investment Company Act of 1940.

In 2001, EFILI added seven new portfolios to the Account: VIP IV - Consumer Industries, VIP IV - Cyclical Industries, VIP IV - Financial Services, VIP IV - Healthcare, VIP IV - Natural Resources, VIP IV - Technology, and VIP IV - Telecommunications and Growth. In 2000, EFILI added one new portfolio, VIP III - Mid Cap.

During 2001, the "Morgan Stanley Dean Witter Universal Funds" name was changed to "The Universal Institutional Funds" and the "Warburg Pincus Trust" name was changed to "Credit Suisse Trust". Also, the "UIF - Global Equity" name was changed to "UIF - Global Value Equity", the "CST - International Equity" name was changed to "CST - International Focus", and the "CST - Small Company Growth" name was changed to "CST - Small Cap Growth".

Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Investments are made by the sub-accounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Annuity Reserves

Annuity reserves are computed for contracts in the payout stage according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 5%, as regulated by the laws of the State of New York. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Estimates

The preparation of the statements of assets and liabilities and the statements of operations and of changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Reclassifications

Certain prior year balances have been reclassified to conform with the current year presentation.

New Accounting Pronouncement

A revised American Institute of Certified Public Accountants Audit and Accounting Guide, "Audits of Investments Companies," is effective for fiscal years beginning after December 15, 2000. The adoption of the new requirements of the guide did not have a material impact on the results of operations or financial position of the Account.

Expenses

EFILI deducts a daily charge from the net assets of the Account equivalent to an effective annual rate of 0.75% for the assumption of mortality and expense risks. EFILI deducts a daily administrative charge from the net assets of the Account equivalent to an effective annual rate of 0.25% for Income Advantage contracts and 0.05% for Retirement Reserves contracts. EFILI also deducts an annual maintenance charge of $30 from the Retirement Reserves contract value. The maintenance charge, which is recorded as a contract transaction in the accompanying statement of changes in net assets, is waived on certain contracts.

EFILI offers Retirement Reserves contract holders the opportunity to elect a death benefit rider. If elected, EFILI deducts a quarterly charge of 0.05% of the contract value on the date of the quarterly charge. There will be no charges made once the annuitant reaches their 85th birthday.

Each of the seven portfolios of VIP IV imposes a 1.0% redemption fee for interests held for less than 60 days. EFILI collects these fees on behalf of VIP IV, but the fees are retained by the portfolios, not by EFILI, and are part of the portfolios' assets.

Affiliated Company Transactions

The contracts are distributed through Fidelity Brokerage Services LLC (FBS), Fidelity Insurance Agency, Inc. (FIA), and Fidelity Investments Institutional Services Company, Inc. (FIIS), all of which are affiliated with FMR Corp. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP, VIP II, VIP III and VIP IV portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR Corp., in its capacity as advisor to the VIP, VIP II, VIP III and VIP IV mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2001 were 0.18% to 0.73% depending on the fund.

Annual Report

Investments

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the period ended December 31, 2001:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 224,945	$ 195,918
VIP - High Income	14,607	12,707
VIP - Equity-Income	24,453	13,059
VIP - Growth	22,628	30,281
VIP - Overseas	23,587	24,600
VIP II - Investment Grade Bond	68,726	21,103
VIP II - Asset Manager	11,526	9,544
VIP II - Index 500	22,264	24,216
VIP II - Asset Manager: Growth	4,538	5,810
VIP II - Contrafund	12,026	22,305
VIP III - Balanced	5,312	2,347
VIP III - Growth & Income	7,903	6,986
VIP III - Growth Opportunities	1,088	3,323
VIP III - Mid Cap	15,421	15,504
VIP IV - Consumer Industries*	494	124
VIP IV - Cyclical Industries*	483	56
VIP IV - Financial Services*	2,738	411
VIP IV - Health Care*	15,502	10,218
VIP IV - Natural Resouces*	875	211
VIP IV - Technology*	3,802	249
VIP IV - Telecommunications & Utilities Growth*	585	68
UIF - Emerging Markets Equity	8,270	8,830
UIF - Emerging Markets Debt	1,205	675
UIF - Global Equity	1,529	880
UIF - International Magnum	242	328
PBHG - Growth II	14,859	17,559
PBHG - Small Cap Value	20,202	10,755
PBHG - Select Value	50,805	37,485
PBHG - Technology & Communications	55,151	45,343
PBHG - Select 20	14,714	15,621
SVIF - Mid Cap Growth Fund II	2,355	7,899
SVIF - Opportunity Fund II	6,816	2,052
CST - Small Cap Growth	1,912	3,483
CST - International Focus	13,094	13,583
CST - Global Post-Venture Capital	4,625	5,170

* For the period July 30, 2001 (commencement of operations) through December 31, 2001.

Annual Report

Notes to Financial Statements - continued

5. Investments - continued

The following table shows the number of shares owned, aggregate cost, and net asset value per share of each portfolio at December 31, 2001:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	154,219	$ 154,219	$ 1.00
VIP - High Income	1,872	22,015	6.41
VIP - Equity-Income	5,559	124,187	22.75
VIP - Growth	4,144	175,371	33.61
VIP - Overseas	1,332	29,737	13.88
VIP II - Investment Grade Bond	5,589	71,225	12.92
VIP II - Asset Manager	5,261	84,369	14.51
VIP II - Index 500	696	97,554	130.07
VIP II - Asset Manager: Growth	1,799	28,511	12.56
VIP II - Contrafund	6,894	143,255	20.13
VIP III - Balanced	839	12,718	13.72
VIP III - Growth & Income	3,143	48,676	13.19
VIP III - Growth Opportunities	858	17,856	15.13
VIP III - Mid Cap	2,083	40,595	19.60
VIP IV - Consumer Industries	38	376	9.73
VIP IV - Cyclical Industries	44	426	10.07
VIP IV - Financial Services	244	2,342	9.64
VIP IV - Health Care	509	5,184	10.19
VIP IV - Natural Resouces	66	652	9.68
VIP IV - Technology	391	3,602	9.42
VIP IV - Telecommunications & Utilities Growth	59	520	8.60
UIF - Emerging Markets Equity	477	6,731	6.63
UIF - Emerging Markets Debt	178	1,380	6.94
UIF - Global Value Equity	195	2,567	12.13
UIF - International Magnum	79	1,010	9.46
PBHG - Growth II	1,172	29,924	11.24
PBHG - Small Cap Value	1,596	28,938	18.57
PBHG - Select Value	1,718	30,260	16.20
PBHG - Technology & Communications	11,581	189,453	3.26
PBHG - Select 20	3,271	73,793	9.35
SVIF - Mid Cap Growth Fund II	997	31,562	16.38
SVIF - Opportunity Fund II	554	13,313	19.45
CST - Small Cap Growth	447	12,714	14.01
CST - International Focus	171	2,785	8.34
CST - Global Post-Venture Capital	165	3,439	9.72

Annual Report

Unit Values

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2001:

	Units (000s)	Unit value (lowest to highest)	Net assets (000s)	Ratio of expenses to average net assets (b)	Ratio of gross investment income to average net assets (e)	Total Return (lowest to highest)
VIP - Money Market	8,115	$18.91 - $19.01	$ 154,219	0.8% - 1.0%	4.36%	3.14% - 3.35%
VIP - High Income	604	$19.78 - $19.89	11,999	0.8% - 1.0%	14.20%	(12.44%) - (12.62%)
VIP - Equity-Income	2,712	$46.41 -$46.66	126,468	0.8% - 1.0%	1.68%	(5.72%) - (5.91%)
VIP - Growth	2,394	$57.89 - $58.20	139,274	0.8% - 1.0%	0.08%	(18.31%) - (18.48%)
VIP - Overseas	792	$23.23 - $23.36	18,489	0.8% - 1.0%	5.49%	(21.80%) - (21.96%)
VIP II - Investment Grade Bond	3,063	$23.46 - $23.59	72,205	0.8% - 1.0%	2.89%	7.37% - 7.59%
VIP II - Asset Manager	2,700	$28.13 - $28.28	76,330	0.8% - 1.0%	4.15%	(4.86%) - (5.05%)
VIP II - Index 500	3,054	$29.48 - $29.64	90,484	0.8% - 1.0%	1.13%	(12.81%) - (12.99%)
VIP II - Asset Manager: Growth	1,184	$18.99 - $19.09	22,591	0.8% - 1.0%	2.92%	(8.14%) - (8.32%)
VIP II - Contrafund	5,291	$26.10 - $26.24	138,779	0.8% - 1.0%	0.79%	(12.95%) - (13.13%)
VIP III - Balanced	857	$13.37 - $13.44	11,513	0.8% - 1.0%	3.20%	(2.37%) - (2.57%)
VIP III - Growth & Income	2,716	$15.19 - $15.27	41,456	0.8% - 1.0%	1.32%	(9.48%) - (9.66%)
VIP III - Growth Opportunities	1,152	$11.22 - $11.28	12,987	0.8% - 1.0%	0.38%	(15.11%) - (15.28%)
VIP III - Mid Cap	3,794	$10.73 - $10.76	40,822	0.8% - 1.0%	-	(3.99%) - (4.18%)
VIP IV - Consumer Industries	38	$9.78 - $9.79	374	0.8% - 1.0% (c)(d)	-	(2.15%) - (2.23%) (a)
VIP IV - Cyclical Industries	44	$10.11 - $10.12	447	0.8% - 1.0% (c)(d)	-	1.08% - 1.17% (a)
VIP IV - Financial Services	242	$9.74	2,356	0.8% - 1.0% (c)(d)	0.41%	(2.56%) - (2.64%) (a)
VIP IV - Health Care	510	$10.16 - $10.17	5,182	0.8% - 1.0% (c)(d)	-	1.56% - 1.65% (a)
VIP IV - Natural Resources	68	$9.37 - $9.38	637	0.8% - 1.0% (c)(d)	0.20%	(6.24%) - (6.32%) (a)
VIP IV - Technology	389	$9.46	3,683	0.8% - 1.0% (c)(d)	-	(5.36%) - (5.44%) (a)
VIP IV - Telecom & Utilities Growth	58	$8.68	504	0.8% - 1.0% (c)(d)	0.23%	(13.15%) - (13.22%) (a)
UIF - Emerging Markets Equity	385	$8.17 - $8.21	3,162	0.8% - 1.0%	-	(7.24%) - (7.43%)
UIF - Emerging Markets Debt	107	$11.47 - $11.53	1,234	0.8% - 1.0%	10.25%	8.99% - 9.21%
UIF - Global Value Equity	197	$12.09 - $12.15	2,387	0.8% - 1.0%	1.17%	(7.79%) - (7.98%)
UIF - International Magnum	81	$9.15 - $9.20	749	0.8% - 1.0%	0.42%	(19.94%) - (20.10%)
PBHG - Growth II	1,260	$10.40 - $10.46	13,177	0.8% - 1.0%	-	(40.95%) - (41.07%)
PBHG - Small Cap Value	1,581	$18.66 - $18.76	29,637	0.8% - 1.0%	0.11%	5.00% - 5.21%
PBHG - Select Value	1,555	$17.82 - $17.91	27,829	0.8% - 1.0%	0.29%	0.70% - 0.90%
PBHG - Tech & Comm	3,239	$11.60 - $11.66	37,753	0.8% - 1.0%	-	(52.70%) - (52.80%)
PBHG - Select 20	1,914	$15.90 - $15.98	30,581	0.8% - 1.0%	-	(36.68%) - (36.81%)
SVIF - Mid Cap Growth Fund II	1,142	$14.22 - $14.30	16,327	0.8% - 1.0%	-	(31.33%) - (31.47%)
SVIF - Opportunity Fund II	697	$15.37 - $15.45	10,771	0.8% - 1.0%	0.41%	(4.48%) - (4.67%)
CST - Small Cap Growth	562	$11.09 - $11.15	6,264	0.8% - 1.0%	-	(16.69%) - (16.85%)
CST - International Focus	160	$8.87 - $8.91	1,426	0.8% - 1.0%	-	(22.90%) - (23.06%)
CST - Global Post-Venture Capital	161	$9.95 - $10.00	1,608	0.8% - 1.0%	-	(29.21%) - (29.35%)

(a) These portfolios commenced operations on July 30, 2001. Performance not annualized for periods less than a year.

(b) For the year ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contractholder accounts through the redemption of units.

(c) These portfolios impose a 1.0% short-term redemption fee on interests held in the corresponding subaccount less than 60 days.

(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(e) Recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying investment companies in which the Account invests. Average net assets were calculated using the beginning and end of year net assets.

Annual Report

Report of Independent Accountants

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contractholders of
Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Empire Fidelity Investments Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 11, 2002

Annual Report

Annual Report

(fidelity_logo)(Empire_Fidelity_Investments_Life_insurance_Company)(registered trademark)

Retirement Reserves and Income Advantage are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc.
are the distributors.

82 Devonshire Street, Boston, MA 02109

N.EVA/EFIA-ANN-0202
1.540222.104

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

The following financial statements of Empire Fidelity Investments Life Insurance Company are filed in Part B. There are no financial statements included in Part A, other than Accumulation Unit Values.

Statement of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 2001.

Statements of Operations and Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account A for Years ended December 31, 2001 and 2000.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2001 and 2000.

Statements of Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2001 and 2000.

Statements of Changes in Stockholder's Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2001 and 2000.

Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2001 and 2000.

Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.

Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

b) Exhibits

(1) Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company ("Empire Fidelity Investments Life") establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1)

(2) Not Applicable.

(3) (a) Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC. (Note 1)

(4) (a) Specimen Variable Annuity Contract. (Note 1)

(b) Endorsement for Unisex Contract. (Note 1)

(c) Endorsement for Qualified Contracts. (Note 1)

(5) (a) Application for Variable Annuity Contract. (Note 1)

(6) (a) Charter of Empire Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Empire Fidelity Investments Life. (Note 1)

(7) Not Applicable.

(8) (a) Service Agreement between Empire Fidelity

Investments Life and Fidelity Investments Life. (Note 1)

(b) Service Agreement between Empire Fidelity

Investments Life and Fidelity Investments

Corporate Services. (Note 1)

(9) Opinion and consent of David J. Pearlman, as to the legality of securities being issued. (Note 6)

(10) (a) Written consent of PricewaterhouseCoopers LLP (Note 6)

(11) Not Applicable

(12) Not Applicable

(13) Performance Advertising Calculations (Note 2)

(14) (a) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund and Fidelity Distributors Corporation. (Note 1)

(b) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Note 1)

(c) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund III and Fidelity Distributors Corporation. (Note 1)

(d) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund IV and Fidelity Distributors Corporation. (Note 1)

(e) Form of Participation Agreement between Empire Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the "Adviser"), (Note 4)

(f) Form of Participation Agreement between Empire Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD. ("ADVISER"). (Note 4)

(g) Form of Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 4)

(h) Form of Participation Agreement between Empire Fidelity Investments Life and Warburg, Pincus Trust, (the "Fund"); Warburg, Pincus Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc. (Note 4)

(15) (a) Powers of Attorney (Note 3) Power of Attorney for Lena Goldberg (Note 7) Powers of Attorney for Allan Brandon and Stephen P. Jonas (Note 5)

Power of Attorney for Richard A. Spillane, Jr. (Note 8)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 5 to this Registration Statement filed electronically on April 27, 1997.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement No. 33-24400 filed April 24, 1997.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 4 to this Registration Statement filed April 26, 1996.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 7 to this Registration Statement filed April 28, 1998.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 8 to this Registration Statement filed January 19, 1999.

(Note 6) Filed herein.

(Note 7) Incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement No. 33-42376, filed on August 29, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 8) Incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement No. 33-42376, filed on April 24, 2001, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 25.	Directors and Officers of the Depositor
The Directors and officers of Empire Fidelity Investments Life are as follows:
Directors of Empire Fidelity Investments Life

ALBERT FRANCKE, Director
JAMES C. CURVEY, Director
LENA G. GOLDBERG, Director
JOHN J. REMONDI, Director
RODNEY R. ROHDA, Director and Chairman
ALLAN BRANDON, Director
STEPHEN P. JONAS, Director DAVID C. WEINSTEIN, Director
ROY C. BALLENTINE, Director
PETER G. JOHANNSEN, Director
MALCOLM MACKAY, Director
RICHARD A. SPILLANE, Jr., Director
FLOYD L. SMITH, Director

The addresses of Roy Ballentine, Albert Francke, Peter Johannsen, Malcolm MacKay, and Floyd L. Smith are 11 Depot Street, P. O. Box 1860, Wolfboro, New Hampshire 03894; 919 Third Avenue, New York, New York 10022; One Post Office Square, Boston, Massachusetts 02109; and 4 Peter Cooper Road, # 9G, New York, New York 10010, respectively. The principal business address of Allan Brandon is One World Financial Center, 200 Liberty Street, Tower A, New York, New York 10281. The principal business address of each of the other above persons is 82 Devonshire Street, Boston, Massachusetts 02109.

Executive Officers Who Are not Directors

Executive officers of Empire Fidelity Investments Life who are not directors are as follows.

MELANIE A. CALZETTI-SPAHR, Executive Vice President, Operations

DAVID J. PEARLMAN, Vice President, Secretary and General Counsel

JOSEPH F. HOPE III, Treasurer

The principal business address of Melanie A. Calzetti-Spahr, David J. Pearlman, and Joseph F. Hope III is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26. Persons Controlled By or Under Common control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27. Number of Contract Owners.

As of December 31, 2001 there were 428 Qualified Contracts and 13,306 Non-qualified Contracts outstanding.

Item 28. Indemnification

FMR Corp. and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policy"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policy) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgments, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as a result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omission, and (5) claims for an accounting or profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state law.

The limit of coverage of the Policy is $10 million, as an annual aggregate limit, with 95% co-insurance for the first $1 million of coverage, and with a deductible of $500,000 in the event that Empire Fidelity Investments Life indemnifies the director or officer (with a maximum aggregate per loss deductible of $25,000) if Empire Fidelity Investments Life does not indemnify the director or officer.

New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The text of Article VI of Empire Fidelity Investment Life's By-Laws, which relates to indemnification of the directors and officers, is as follows:

Section 6.1. Indemnification of Directors, Officers, Employees and Agents. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgment in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of settlement of such action, suit or proceeding. The indemnification expressly provided by statute in a specific case shall not be deemed entitled under any lawful agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such person.

The Board of Directors may purchase and maintain insurance on behalf on any person who is or was a director, officer, employee of agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its against is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a) Fidelity Brokerage Services LLC. acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Empire Fidelity Investments Life Insurance Company, Fidelity Investments Life Insurance Company and Transamerica Life Insurance Company (formerly known as PFL Life Insurance Company).

(b)

Name and Principal	Positions and Offices with Underwriter
Business Address
Kevin J. Kelly	Director
Gail McGovern	Director and President
Leonard Stecklow	Director & Executive Vice President
Jeffrey S. Wallace	Chief Financial Officer & Vice President, Finance
Tracey E. Curvey	Executive Vice President, On-Line Brokerage
David F. Denison	Executive Vice President
Edward L. McCartney	Executive Vice President, Telephone Sales and Operations
Stephen J. Phillips	Senior Vice President
Thomas Cmejla	Vice President, Real Estate
Dean E. Loveridge	Vice President, Risk Operations
Roger T. Servison	Vice President, Electronic Access Membership
Mark Katzelnick	Treasurer
J. Gregory Wass	Assistant Treasurer
Jeffrey R. Larsen	Secretary & General Counsel
Jay Freedman	Assistant Secretary
Richelle S. Kennedy	Assistant Secretary
Joseph T. Castro	Compliance Officer
Erica Vaters	Compliance Registered Options Principal

(c) Commissions and other compensation was received by the principal underwriter.

See Item 24 (b) (3). No compensation was received by the principal underwriter from the registrant or depositor during the registrant's or depositor's last fiscal year.

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at One World Financial Center New York, New York 10281.

Item 31. Management Services

The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 2001, 2000 and 1999 were $1,228,680, $924,000, and $710,000, respectively.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in a prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Empire Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investment Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 26th day of April, 2002.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ Rodney R. Rohda	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Attest:	/s/ David J. Pearlman
	Rodney R. Rohda, Chairman			David J. Pearlman,
	and Chief Executive Officer			Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 26th day of April, 2002.

Signature	Title
_/s/ Rodney R. Rohda__	Chairman and Director	)
Rodney R. Rohda	(Chief Executive Officer))
)
)
_______________		)
Joseph F. Hope III	Treasurer	)
)
________________		)
Albert Francke	Director	)
)
________________		)
James C. Curvey	Director	)
) By:__/s/ David J. Pearlman_
) David J. Pearlman
________________		) (Attorney-in-Fact)
John J. Remondi	Director	)
)
________________		)
Lena G. Goldberg	Director	)
)
_______________		)
Roy C. Ballentine	Director	)
)
_______________		)
Peter G. Johannsen	Director	)
_______________		)
Stephen P. Jonas	Director	)
)
_______________		)
Malcolm MacKay	Director	)
)
_______________		)
Richard A. Spillane, Jr.	Director	)
) By: __/s/ David J. Pearlman_
) David J. Pearlman
Allan Brandon	Director	) (Attorney-in-Fact)
)
_______________		)
Floyd L. Smith	Director	)
)
_______________		)
David Weinstein	Director	)

EXHIBIT INDEX

Exhibit

(9)		Opinion and consent of David J. Pearlman, as to the legality of securities being issued.
(10)	(a)	Written consent of PricewaterhouseCoopers LLP